                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4920
                  --------------------------------------------

                               WASATCH FUNDS, INC.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             150 SOCIAL HALL AVENUE
                                    4TH FLOOR
                           SALT LAKE CITY, UTAH 84111
        ----------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                          Copy to:
         Samuel S. Stewart, Jr.                             Eric F. Fess, Esq.
          Wasatch Funds, Inc.                              Chapman & Cutler LLP
   150 Social Hall Avenue, 4th Floor                      111 West Monroe Street
       Salt Lake City, Utah 84111                            Chicago, IL 60603

       Registrant's telephone number, including area code: (801) 553-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

CORE GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

SHARES                                                                  VALUE
------                                                              ------------
            COMMON STOCKS 98.1%

            AUTO PARTS - AFTER MARKET 0.5%
  430,380   Aftermarket Technology Corp.*                           $  8,366,587
                                                                    ------------
            BANKS 10.5%
1,786,700   Commerce Bancorp, Inc.                                    61,480,347
  456,775   First Community Bancorp                                   24,834,857
2,109,675   HDFC Bank Ltd.                                            33,064,625
1,258,025   UCBH Holding, Inc.                                        22,493,487
5,285,562   UTI Bank Ltd.                                             33,796,115
                                                                    ------------
                                                                     175,669,431
                                                                    ------------
            BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.8%
  300,034   Charles River Laboratories
            International, Inc.*                                      12,712,441
                                                                    ------------
            COMMERCIAL SERVICES AND SUPPLIES 8.0%
2,731,431   Copart, Inc.*                                             62,986,799
  280,650   Regis Corp.                                               10,824,670
  975,952   Waste Connections, Inc.*                                  33,631,306
  778,075   WCA Waste Corp.* ++                                        6,146,793
  461,195   West Corp.*                                               19,439,369
                                                                    ------------
                                                                     133,028,937
                                                                    ------------
            COMPUTER SERVICES SOFTWARE AND SYSTEMS 5.4%
  505,125   CACI International, Inc., Class A*                        28,984,073
  797,550   QLogic Corp.*                                             25,928,350
1,131,375   SRA International, Inc., Class A*                         34,552,192
                                                                    ------------
                                                                      89,464,615
                                                                    ------------
            CONSUMER PRODUCTS 0.1%
   76,449   Helen of Troy Ltd.*                                        1,231,593
                                                                    ------------
            DIVERSIFIED FINANCIAL SERVICES 2.3%
1,411,175   Housing Development Finance Corp. Ltd.                    37,886,418
                                                                    ------------
            EDUCATION SERVICES 3.1%
  626,610   Laureate Education, Inc.*                                 32,903,291
  125,460   Strayer Education, Inc.                                   11,755,602
  234,376   Universal Technical Institute, Inc.*                       7,251,594
                                                                    ------------
                                                                      51,910,487
                                                                    ------------
            ELECTRONICS - SEMICONDUCTORS/COMPONENTS 5.5%
  299,910   AMIS Holdings, Inc.*                                       3,194,041
2,754,228   ASE Test Ltd.*                                            21,620,690
  989,799   Integrated Device Technology, Inc.*                       13,045,551
1,085,510   National Semiconductor Corp.                              28,201,550
  538,285   Silicon Laboratories, Inc.*                               19,733,528
  262,725   Tessera Technologies, Inc.*                                6,791,441
                                                                    ------------
                                                                      92,586,801
                                                                    ------------
            ENGINEERING AND CONTRACTING SERVICES 0.5%
  234,725   URS Corp.*                                              $  8,828,007
                                                                    ------------
            FINANCE COMPANIES 0.9%
  542,365   United PanAm Financial Corp.*                             14,030,983
                                                                    ------------
            FINANCE - SMALL LOAN 4.0%
2,610,726   AmeriCredit Corp.*                                        66,912,907
                                                                    ------------
            FINANCIAL INFORMATION SERVICES 0.9%
  375,110   FactSet Research Systems, Inc.                            15,439,528
                                                                    ------------
            FINANCIAL - MISCELLANEOUS 7.8%
  861,315   Brown & Brown, Inc.                                       26,304,560
1,256,506   Fidelity National Financial, Inc.                         46,226,856
  219,888   Fidelity National Title Group, Inc.,
            Class A                                                    5,354,273
1,167,475   First American Corp.                                      52,886,617
                                                                    ------------
                                                                     130,772,306
                                                                    ------------
            FOODS 0.8%
  818,875   NBTY, Inc.*                                               13,306,719
                                                                    ------------
            HEALTH CARE FACILITIES 3.9%
  635,275   Pharmaceutical Product Development, Inc.                  39,355,286
  285,880   Sunrise Senior Living, Inc.*                               9,637,015
  514,120   United Surgical Partners International,
            Inc.*                                                     16,528,958
                                                                    ------------
                                                                      65,521,259
                                                                    ------------
            HEALTH CARE MANAGEMENT SERVICES 3.2%
1,072,200   AMERIGROUP Corp.*                                         20,865,012
  366,475   Pediatrix Medical Group, Inc.*                            32,458,691
                                                                    ------------
                                                                      53,323,703
                                                                    ------------
            HEALTH CARE SERVICES 1.0%
  405,685   Lincare Holdings, Inc.*                                   17,002,258
                                                                    ------------
            HOME BUILDING 8.3%
  775,413   D.R. Horton, Inc.                                         27,705,506
  538,915   Hovnanian Enterprises, Inc., Class A*                     26,751,741
  808,780   M.D.C. Holdings, Inc.                                     50,128,184
   47,859   NVR, Inc.*                                                33,597,018
                                                                    ------------
                                                                     138,182,449
                                                                    ------------
            INSURANCE 0.3%
  184,715   Hub International Ltd.                                     4,765,647
                                                                    ------------
            INVESTMENT MANAGEMENT COMPANIES 1.0%
      600   Brantley Mezzanine Finance,
            LLC* ** *** +                                                     --
  441,900   SEI Investments Co.                                       16,350,300
                                                                    ------------
                                                                      16,350,300
                                                                    ------------

December 31, 2005 (Unaudited)

  SHARES                                                               VALUE
  ------                                                          --------------
            LEISURE TIME 3.1%
  539,040   Life Time Fitness, Inc.*                              $   20,532,034
  854,520   SCP Pool Corp.                                            31,805,234
                                                                  --------------
                                                                      52,337,268
                                                                  --------------
            MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 1.4%
1,576,975   PSS World Medical, Inc.*                                  23,402,309
                                                                  --------------
            MEDICAL SERVICES 0.5%
  302,380   PRA International*                                         8,511,997
                                                                  --------------
            REAL ESTATE INVESTMENT TRUSTS (REIT) 6.3%
1,705,275   Anworth Mortgage Asset Corp.                              12,448,507
  657,675   Bimini Mortgage Management, Inc.,
            Class A                                                    5,951,959
1,699,090   HomeBanc Corp.                                            12,709,193
  858,400   MortgageIT Holdings, Inc.                                 11,725,744
  685,825   Redwood Trust, Inc.                                       28,297,140
1,258,535   Saxon Capital, Inc.                                       14,259,202
  753,475   Thornburg Mortgage, Inc.                                  19,741,045
                                                                  --------------
                                                                     105,132,790
                                                                  --------------
            RETAIL 13.2%
  755,220   Dollar Tree Stores, Inc.*                                 18,079,967
  824,905   Global Imaging Systems, Inc.*                             28,566,460
  342,300   Guitar Center, Inc.*                                      17,118,423
  311,275   Lithia Motors, Inc., Class A                               9,786,486
  960,445   Michaels Stores, Inc.                                     33,970,940
  833,039   MSC Industrial Direct Co., Inc.,
            Class A                                                   33,504,828
2,056,170   O'Reilly Automotive, Inc.*                                65,818,002
  586,325   PETCO Animal Supplies, Inc.*                              12,869,834
                                                                  --------------
                                                                     219,714,940
                                                                  --------------
            SAVINGS AND LOANS 3.3%
1,510,183   Commercial Capital Bancorp, Inc.                          25,854,333
3,622,191   W Holding Co., Inc.                                       29,810,632
                                                                  --------------
                                                                      55,664,965
                                                                  --------------
            TRUCKERS 1.5%
1,173,261   Knight Transportation, Inc.                               24,321,701
                                                                  --------------
            TOTAL COMMON STOCKS
            (COST $1,272,972,983)                                  1,636,379,346
                                                                  --------------

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                        --------------
             CORPORATE BONDS 0.2%

             INVESTMENT MANAGEMENT COMPANIES 0.2%
$3,000,000   Brantley Mezzanine Finance, LLC,
             10.00%, 9/21/09*** +                                 $    2,892,000
                                                                  --------------
             TOTAL CORPORATE BONDS
             (COST $2,952,594)                                         2,892,000
                                                                  --------------

             SHORT-TERM INVESTMENTS 1.7%

             REPURCHASE AGREEMENT 1.7%
28,807,000   Repurchase Agreement dated 12/30/05,
             3.30% due 1/3/06 with State Street Bank
             and Trust Co. collateralized by $29,095,000
             of United States Treasury Notes 4.125% due
             8/15/08; value: $29,385,950; repurchase
             proceeds: $28,817,563 (cost $28,807,000)                 28,807,000
                                                                  --------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $28,807,000)                                       28,807,000
                                                                  --------------

             TOTAL INVESTMENTS
             (COST $1,304,732,577) 100.0%                          1,668,078,346

             OTHER ASSETS LESS LIABILITIES 0.0%                          425,370
                                                                  --------------

             NET ASSETS 100.0%                                    $1,668,503,716
                                                                  ==============

             *Non-income producing.

             **Common units.

             ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

             +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

             ++Affiliated company (see Note 5).

             See notes to schedules of investments.

GLOBAL SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

SHARES                                                                  VALUE
------                                                               -----------
            COMMON STOCKS 91.8%

            AEROSPACE 1.7%
   29,095   Argon ST, Inc.*                                          $   901,363
   26,000   MTC Technologies, Inc.*                                      711,880
                                                                     -----------
                                                                       1,613,243
                                                                     -----------
            AUTO COMPONENTS 0.5%
   21,000   Sundaram Clayton Ltd. (India)                                448,050
                                                                     -----------
            BANKS 1.2%
   71,225   HDFC Bank Ltd. (India)                                     1,116,299
                                                                     -----------
            BIOTECHNOLOGY RESEARCH AND PRODUCTION 1.7%
    8,420   Celgene Corp.*                                               545,616
   58,000   Immunicon Corp.*                                             198,940
   33,375   Neurochem, Inc.* (Canada)                                    476,261
   33,900   QIAGEN N.V.* (Netherlands)                                   398,325
                                                                     -----------
                                                                       1,619,142
                                                                     -----------
            BUILDING PRODUCTS 0.4%
   23,575   IVRCL Infrastructure and Projects Ltd.
            (India)                                                      387,721
                                                                     -----------
            CASINOS AND GAMBLING 1.0%
   36,047   Shuffle Master, Inc.*                                        906,221
                                                                     -----------
            CHEMICALS 0.5%
   15,190   Cabot Microelectronics Corp.*                                445,523
                                                                     -----------
            COMMERCIAL SERVICES AND SUPPLIES 0.7%
  200,800   Allen-Vanguard Corp.* (Canada)                               245,152
    8,775   CoStar Group, Inc.*                                          378,817
                                                                     -----------
                                                                         623,969
                                                                     -----------
            COMMUNICATIONS TECHNOLOGY 1.7%
   64,575   Novatel Wireless, Inc.*                                      782,003
   19,250   QUALCOMM, Inc.                                               829,290
                                                                     -----------
                                                                       1,611,293
                                                                     -----------
            COMPUTER SERVICES SOFTWARE AND SYSTEMS 14.5%
   24,920   Akamai Technologies, Inc.*                                   496,656
   63,375   Cognizant Technology Solutions Corp.,
            Class A*                                                   3,190,931
  110,720   Kanbay International, Inc.*                                1,759,341
   27,938   Kenexa Corp.*                                                589,492
   25,000   Merge Technologies, Inc.*                                    626,000
   37,810   NCI, Inc., Class A*                                          519,131
   24,400   Open Solutions, Inc.*                                        559,248
   98,900   Opnet Technologies, Inc.*                                    908,891
   48,935   QLogic Corp.*                                              1,590,877
   47,300   SRA International, Inc., Class A*                          1,444,542
   19,640   Unica Corp.*                                                 236,662
   25,255   Websense, Inc.*                                            1,657,738
                                                                     -----------
                                                                      13,579,509
                                                                     -----------
            COMPUTER TECHNOLOGY 0.6%
   30,050   Trident Microsystems, Inc.*                              $   540,900
                                                                     -----------
            DIVERSIFIED FINANCIAL SERVICES 1.6%
   40,115   Housing Development Finance Corp. Ltd.
            (India)                                                    1,076,985
  253,285   Infrastructure Development Finance
            Company Ltd.* (India)                                        412,056
                                                                     -----------
                                                                       1,489,041
                                                                     -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
  211,132   Astra Microwave Products Ltd. (India)                      1,032,315
   13,515   Option N.V.* (Belgium)                                     1,003,178
                                                                     -----------
                                                                       2,035,493
                                                                     -----------
            DRUGS AND PHARMACEUTICALS 2.1%
  106,625   ISTA Pharmaceuticals, Inc.*                                  678,135
   12,250   Taro Pharmaceuticals Industries Ltd.*
            (Israel)                                                     171,133
   14,500   Teva Pharmaceutical Industries Ltd. ADR
            (Israel)                                                     623,645
  120,318   United Drug plc (Ireland)                                    519,483
                                                                     -----------
                                                                       1,992,396
                                                                     -----------
            ELECTRICAL AND ELECTRONICS 1.6%
   49,525   Power Integrations, Inc.*                                  1,179,190
   34,575   TTM Technologies, Inc.*                                      325,005
                                                                     -----------
                                                                       1,504,195
                                                                     -----------
            ELECTRICAL EQUIPMENT 1.8%
  608,000   Magnecomp International Ltd. (Singapore)                     380,217
1,183,300   Unisteel Technology Ltd. (Singapore)                       1,302,089
                                                                     -----------
                                                                       1,682,306
                                                                     -----------
            ELECTRICAL EQUIPMENT AND COMPONENTS 0.4%
   26,715   Color Kinetics, Inc.*                                        384,429
                                                                     -----------
            ELECTRONIC EQUIPMENT AND INSTRUMENTS 3.2%
   11,175   Core Logic, Inc.* (Korea)                                    499,686
1,622,793   Innovalues Precision Ltd. (Singapore)                        639,145
  603,000   Jurong Technologies Industrial Corp. Ltd.
            (Singapore)                                                  656,282
    2,275   Samsung Electronics Co. Ltd. GDR
            (Korea)                                                      749,612
  210,000   Syntech Information Co., Ltd. (Taiwan)                       471,515
                                                                     -----------
                                                                       3,016,240
                                                                     -----------
            ELECTRONICS 1.5%
   29,375   CyberOptics Corp.*                                           395,975
   50,830   Nu Horizons Electronics Corp.*                               513,383
   10,330   Supertex, Inc.*                                              457,103
                                                                     -----------
                                                                       1,366,461
                                                                     -----------

December 31, 2005 (Unaudited)

SHARES                                                                  VALUE
------                                                               -----------
            ELECTRONICS - MEDICAL SYSTEMS 1.2%
    7,845   Intuitive Surgical, Inc.*                                $   919,983
   18,435   NXStage Medical, Inc.*                                       220,483
                                                                     -----------
                                                                       1,140,466
                                                                     -----------
            ELECTRONICS - SEMICONDUCTORS/COMPONENTS 16.3%
   18,725   Altera Corp.*                                                346,974
  114,150   ASE Test Ltd.* (Taiwan)                                      896,078
   10,772   Cascade Microtech, Inc.*                                     135,727
   48,717   Integrated Device Technology, Inc.*                          642,090
  124,850   Leadis Technology, Inc.*                                     642,978
  128,800   Micrel, Inc.*                                              1,494,080
   39,310   Microchip Technology, Inc.                                 1,263,816
   73,425   MIPS Technologies, Inc.*                                     417,054
   50,615   National Semiconductor Corp.                               1,314,978
  191,930   PLX Technology, Inc.*                                      1,650,598
    8,475   PortalPlayer, Inc.*                                          240,012
    3,355   Saifun Semiconductors Ltd.* (Israel)                         105,582
   31,310   SigmaTel, Inc.*                                              410,161
   88,445   Silicon Laboratories, Inc.*                                3,242,394
   46,023   SiRF Technology Holdings, Inc.*                            1,371,485
   43,250   Tessera Technologies, Inc.*                                1,118,012
                                                                     -----------
                                                                      15,292,019
                                                                     -----------
            ENERGY EQUIPMENT AND SERVICES 0.5%
  886,005   Advanced Holdings Ltd. (Singapore)                           479,483
                                                                     -----------
            FOOD AND DRUG RETAILING 1.2%
   23,600   Sugi Pharmacy Co. Ltd. (Japan)                             1,125,857
                                                                     -----------
            HEALTH CARE EQUIPMENT AND SUPPLIES 4.9%
4,401,270   LMA International N.V.* (Singapore)                        1,971,646
   89,250   RaySearch Laboratories AB* (Sweden)                        1,986,663
    2,590   Straumann Holding AG (Switzerland)                           599,533
                                                                     -----------
                                                                       4,557,842
                                                                     -----------
            HEALTH CARE PROVIDERS AND SERVICES 0.7%
   15,500   Icon plc ADR* (Ireland)                                      637,670
                                                                     -----------
            INTERNET AND CATALOG RETAIL 0.8%
   20,000   Submarino S.A. GDR* ***  (Brazil)                            710,008
                                                                     -----------
            INTERNET SOFTWARE AND SERVICES 0.8%
  230,625   Opera Software ASA* (Norway)                                 768,443
                                                                     -----------
            MACHINERY 3.1%
   14,750   ADP Engineering Co. Ltd.* (Korea)                             86,670
   59,585   Bharat Forge Ltd. (India)                                    520,433
2,920,720   MMI Holdings Ltd. (Singapore)                              1,132,777
   47,700   Pason Systems, Inc. (Canada)                               1,185,221
                                                                     -----------
                                                                       2,925,101
                                                                     -----------
            MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 7.9%
   71,450   Abaxis, Inc.*                                            $ 1,177,496
   45,000   Cryocor, Inc.*                                               254,700
   27,675   Cyberonics, Inc.*                                            893,902
   35,015   Dexcom, Inc.*                                                522,424
   44,525   Endologix, Inc.*                                             307,222
   81,035   Enpath Medical, Inc.*                                        688,798
   55,205   IntraLase Corp.*                                             984,305
   24,385   Kinetic Concepts, Inc.*                                      969,548
   43,225   NuVasive, Inc.*                                              782,373
    7,695   Techne Corp.*                                                432,074
   52,835   VNUS Medical Technologies, Inc.*                             442,757
                                                                     -----------
                                                                       7,455,599
                                                                     -----------
            MEDICAL SERVICES 0.4%
   14,350   PRA International*                                           403,952
                                                                     -----------
            MISCELLANEOUS MATERIALS AND
            COMMODITIES 0.8%
   26,625   Symyx Technologies, Inc.*                                    726,596
                                                                     -----------
            PRODUCTION TECHNOLOGY EQUIPMENT 2.5%
  107,430   inTEST Corp.*                                                356,345
  113,145   Intevac, Inc.*                                             1,493,514
   24,325   Nanometrics, Inc.*                                           267,816
   19,850   Rudolph Technologies, Inc.*                                  255,668
                                                                     -----------
                                                                       2,373,343
                                                                     -----------
            REAL ESTATE 0.6%
   58,550   Mahindra Gesco Developers Ltd.* (India)                      514,321
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT AND PRODUCTS 6.7%
    9,090   austriamicrosystems AG* (Austria)                            480,258
   55,525   CSR plc* (United Kingdom)                                    893,311
   10,000   Micronas Semiconductor Holding AG*
            (Switzerland)                                                330,685
  262,205   O2Micro International Ltd. ADR*
            (Cayman Islands)                                           2,669,247
   24,595   PSi Technologies Holdings, Inc. ADR*
            (Philippines)                                                 15,987
   17,420   SEZ Holding AG* (Switzerland)                                344,308
  656,000   Solomon Systech International Ltd.
            (Hong Kong)                                                  270,739
  131,605   Taiwan Semiconductor Manufacturing Co. Ltd.
            ADR (Taiwan)                                               1,304,205
                                                                     -----------
                                                                       6,308,740
                                                                     -----------
            SOFTWARE 3.8%
  113,000   Hexaware Tech. Ltd. (India)                                  332,759
   45,500   Infosys Technologies Ltd. (India)                          3,028,614
    3,000   NCsoft Corp.* (Korea)                                        228,685
                                                                     -----------
                                                                       3,590,058
                                                                     -----------

December 31, 2005 (Unaudited)

 SHARES                                                                 VALUE
 ------                                                              -----------

          TRANSPORTATION INFRASTRUCTURE 0.3%

239,000   Cosco Corp. (Singapore) Limited (Singapore)                $   310,418
                                                                     -----------
          UTILITIES - WATER 0.4%
243,525   Hyflux Ltd. (Singapore)                                        402,690
                                                                     -----------

          TOTAL COMMON STOCKS
          (COST $72,276,470)                                          86,085,037
                                                                     -----------
          PREFERRED STOCKS 0.1%

          COMMUNICATIONS TECHNOLOGY 0.0%
  6,528   Xtera Communications, Inc.,
          Series A-1 Pfd.* *** +                                           7,076
                                                                     -----------
          DRUGS AND PHARMACEUTICALS 0.1%
283,018   Point Biomedical Corp.,
          Series F Pfd.* *** +                                           120,000
                                                                     -----------
          TOTAL PREFERRED STOCKS
          (COST $157,076)                                                127,076
                                                                     -----------
          LIMITED PARTNERSHIP INTEREST 0.1%

          OTHER 0.1%
          Montagu Newhall Global
          Partners II-B, L.P.* *** +                                      84,958
                                                                     -----------
          TOTAL LIMITED PARTNERSHIP INTEREST
          (COST $97,144)                                                  84,958
                                                                     -----------

NUMBER OF
CONTRACTS                                                                 VALUE
---------                                                               --------
            PUT OPTIONS PURCHASED 0.2%
      240   Kinetic Concepts, Inc. expiring 1/20/07,
            exercise price $40                                          $148,800
                                                                        --------
            TOTAL PUT OPTIONS PURCHASED
            (PREMIUM $173,251)                                           148,800
                                                                        --------

 SHARES                                                                   VALUE
 ------                                                                 --------
          WARRANTS 0.3%

          DRUGS AND PHARMACEUTICALS 0.0%
  3,832   Acusphere, Inc. expiring 8/2/08* *** +                        $     --
    768   Acusphere, Inc. expiring 10/20/08* *** +                            --
 84,905   Point Biomedical Corp.
          expiring 2/16/12* *** +                                             --
                                                                        --------
          TRANSPORTATION INFRASTRUCTURE 0.3%
698,000   Goodpack Ltd.
          expiring 4/13/07* (Singapore)                                  295,896
                                                                        --------
          TOTAL WARRANTS
          (COST $313,289)                                                295,896
                                                                        --------

PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------

             SHORT-TERM INVESTMENTS 7.3%

             REPURCHASE AGREEMENT 7.3%
$6,868,000   Repurchase Agreement dated 12/30/05,
             3.30% due 1/3/06 with State Street Bank
             and Trust Co. collateralized by $7,080,000
             of United States Treasury Notes 3.875% due
             5/15/09; value: $7,010,113; repurchase
             proceeds: $6,870,518+++(cost $6,868,000)                $ 6,868,000
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $6,868,000)                                         6,868,000
                                                                     -----------

             TOTAL INVESTMENTS
             (COST $79,885,230) 99.8%                                 93,609,767

             OTHER ASSETS LESS LIABILITIES 0.2%                          217,750
                                                                     -----------

             NET ASSETS 100.0%                                       $93,827,517
                                                                     ===========

             *Non-income producing.

             ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

             +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

             +++All or a portion of this security has been designated as collateral for purchase commitments (see Note 7).

             ADR American Depositary Receipt.

             GDR Global Depositary Receipt.

             See notes to schedules of investments.

December 31, 2005 (Unaudited)

At December 31, 2005, Wasatch Global Science & Technology Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY            %
-------          -----
Austria            0.6
Belgium            1.2
Brazil             0.8
Canada             2.2
Cayman Islands     3.1
Hong Kong          0.3
India             10.2
Ireland            1.3
Israel             1.0
Japan              1.3
Korea              1.8
Netherlands        0.5
Norway             0.9
Philippines      < 0.1
Singapore          8.7
Sweden             2.3
Switzerland        1.5
Taiwan             3.1
United Kingdom     1.0
United States     58.2
                 -----
TOTAL            100.0%
                 =====

HERITAGE GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

   SHARES                                                               VALUE
   ------                                                           ------------
              COMMON STOCKS 93.6%

              BANKS 7.3%
    320,550   Commerce Bancorp, Inc.                                $ 11,030,126
    157,025   New York Community Bancorp, Inc.                         2,594,053
    234,825   North Fork Bancorporation, Inc.                          6,424,812
    116,650   TCF Financial Corp.                                      3,165,881
                                                                    ------------
                                                                      23,214,872
                                                                    ------------
              COMMERCIAL SERVICES AND SUPPLIES 1.6%
     36,450   eBay, Inc.*                                              1,576,462
     66,762   Expedia, Inc.*                                           1,599,618
     67,587   IAC/InterActiveCorp*                                     1,913,388
                                                                    ------------
                                                                       5,089,468
                                                                    ------------
              COMMUNICATIONS TECHNOLOGY 1.1%
     47,100   L-3 Communications Holdings, Inc.                        3,501,885
                                                                    ------------
              COMPUTER SERVICES SOFTWARE AND SYSTEMS 6.1%
    123,975   Affiliated Computer Services, Inc.,
              Class A*                                                 7,336,840
     79,600   Cognizant Technology Solutions Corp.,
              Class A*                                                 4,007,860
     36,650   NAVTEQ Corp.*                                            1,607,836
    195,175   QLogic Corp.*                                            6,345,139
                                                                    ------------
                                                                      19,297,675
                                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES 2.0%
     92,000   Countrywide Financial Corp.                              3,145,480
    121,750   Housing Development Finance Corp. Ltd.                   3,268,674
                                                                    ------------
                                                                       6,414,154
                                                                    ------------
              DRUGS AND PHARMACEUTICALS 2.3%
     31,600   Forest Laboratories, Inc.*                               1,285,488
    143,400   Teva Pharmaceutical Industries Ltd. ADR                  6,167,634
                                                                    ------------
                                                                       7,453,122
                                                                    ------------
              EDUCATION SERVICES 3.8%
    198,100   Apollo Group, Inc., Class A*                            11,977,126
                                                                    ------------
              ELECTRONICS 3.0%
    217,955   Amphenol Corp., Class A                                  9,646,688
                                                                    ------------
              ELECTRONICS - MEDICAL SYSTEMS 0.9%
     27,950   Medtronic, Inc.                                          1,609,082
     21,975   Varian Medical Systems, Inc.*                            1,106,221
                                                                    ------------
                                                                       2,715,303
                                                                    ------------
              ELECTRONICS - SEMICONDUCTORS/COMPONENTS 6.2%
    176,500   Linear Technology Corp.                                  6,366,355
     42,675   Marvell Technology Group Ltd.*                           2,393,641
     69,150   Maxim Integrated Products, Inc.                          2,505,996
    154,130   Microchip Technology, Inc.                               4,955,280
    138,075   National Semiconductor Corp.                             3,587,188
                                                                    ------------
                                                                      19,808,460
                                                                    ------------
              ENERGY - MISCELLANEOUS 0.5%
     51,250   Chesapeake Energy Corp.                               $  1,626,162
                                                                    ------------
              FINANCE COMPANIES 1.9%
     70,500   Capital One Financial Corp.                              6,091,200
                                                                    ------------
              FINANCE - SMALL LOAN 1.6%
    201,500   AmeriCredit Corp.*                                       5,164,445
                                                                    ------------
              FINANCIAL DATA PROCESSING SERVICES AND SYSTEMS 1.3%
     93,075   Fiserv, Inc.*                                            4,027,355
                                                                    ------------
              FINANCIAL - MISCELLANEOUS 1.5%
     52,050   Brown & Brown, Inc.                                      1,589,607
     50,500   Fidelity National Financial, Inc.                        1,857,895
     28,250   First American Corp.                                     1,279,725
                                                                    ------------
                                                                       4,727,227
                                                                    ------------
              HEALTH CARE EQUIPMENT AND SUPPLIES 0.6%
      8,000   Straumann Holding AG                                     1,851,838
                                                                    ------------
              HEALTH CARE FACILITIES 2.2%
    161,950   Health Management Associates, Inc.,
              Class A                                                  3,556,422
     69,525   Quest Diagnostics, Inc.                                  3,579,147
                                                                    ------------
                                                                       7,135,569
                                                                    ------------
              HEALTH CARE MANAGEMENT SERVICES 6.0%
    106,750   AMERIGROUP Corp.*                                        2,077,355
    141,575   Caremark Rx, Inc.*                                       7,332,169
     34,100   UnitedHealth Group, Inc.                                 2,118,974
     94,750   WellPoint, Inc.*                                         7,560,103
                                                                    ------------
                                                                      19,088,601
                                                                    ------------
              HEALTH CARE SERVICES 1.3%
     96,975   Lincare Holdings, Inc.*                                  4,064,222
                                                                    ------------
              HOME BUILDING 8.5%
    235,450   D.R. Horton, Inc.                                        8,412,628
     87,450   Hovnanian Enterprises, Inc., Class A*                    4,341,018
     49,150   Lennar Corp., Class A                                    2,999,133
     35,475   M.D.C. Holdings, Inc.                                    2,198,741
      8,570   NVR, Inc.*                                               6,016,140
     80,675   Pulte Homes, Inc.                                        3,175,368
                                                                    ------------
                                                                      27,143,028
                                                                    ------------
              INVESTMENT MANAGEMENT COMPANIES 0.8%
     67,925   SEI Investments Co.                                      2,513,225
                                                                    ------------
              MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 4.0%
    109,275   Biomet, Inc.                                             3,996,187
     31,250   St. Jude Medical, Inc.*                                  1,568,750
    106,050   Zimmer Holdings, Inc.*                                   7,152,012
                                                                    ------------
                                                                      12,716,949
                                                                    ------------

December 31, 2005 (Unaudited)

   SHARES                                                               VALUE
   ------                                                           ------------
              MEDICAL SERVICES 1.5%
     99,925   Covance, Inc.*                                        $ 4,851,359
                                                                    ------------
              OIL AND GAS 2.8%
     78,875   CNX Gas Corp.* *** +                                     1,636,656
     62,250   Plains Exploration & Production Co.*                     2,473,193
     86,000   Ultra Petroleum Corp.*                                   4,798,800
                                                                    ------------
                                                                       8,908,649
                                                                    ------------
              PRODUCTION TECHNOLOGY EQUIPMENT 1.0%
     61,800   KLA-Tencor Corp.                                         3,048,594
                                                                    ------------
              RECREATIONAL VEHICLES AND BOATS 3.0%
    184,440   Harley-Davidson, Inc.                                    9,496,816
                                                                    ------------
              RETAIL 14.6%
     50,250   AutoZone, Inc.*                                          4,610,438
    222,275   Bed Bath & Beyond, Inc.*                                 8,035,241
     71,162   Best Buy Co., Inc.                                       3,094,124
     77,450   CDW Corp.                                                4,458,796
    146,400   Dollar Tree Stores, Inc.*                                3,504,816
    888,735   Esprit Holdings Ltd.                                     6,315,685
     99,250   Home Depot, Inc.                                         4,017,640
    103,990   Kohl's Corp.*                                            5,053,914
     62,000   Lowe's Companies, Inc.                                   4,132,920
     89,250   Michaels Stores, Inc.                                    3,156,773
                                                                    ------------
                                                                      46,380,347
                                                                    ------------
              SAVINGS AND LOANS 1.8%
     84,275   Golden West Financial Corp.                              5,562,150
                                                                    ------------
              SOFTWARE 2.9%
    138,350   Infosys Technologies Ltd.                                9,208,984
                                                                    ------------
              TEXTILES, APPAREL AND LUXURY GOODS 0.8%
     77,475   Coach, Inc.*                                             2,583,016
                                                                    ------------
              TRUCKERS 0.7%
    102,000   J.B. Hunt Transport Services, Inc.                       2,309,280
                                                                    ------------
              TOTAL COMMON STOCKS
              (COST $270,352,377)                                    297,617,769
                                                                    ------------

 PRINCIPAL
  AMOUNT                                                               VALUE
-----------                                                        ------------
              SHORT-TERM INVESTMENTS 6.9%

              REPURCHASE AGREEMENT 6.9%
$22,081,000   Repurchase Agreement dated 12/30/05,
              3.30% due 1/3/06 with State Street Bank
              and Trust Co. collateralized by $22,300,000
              of United States Treasury Notes 4.125% due
              8/15/08; value: $22,523,000; repurchase
              proceeds: $22,089,096 (cost $22,801,000)              $ 22,081,000
                                                                    ------------
              TOTAL SHORT-TERM INVESTMENTS
              (COST $22,081,000)                                      22,081,000
                                                                    ------------

              TOTAL INVESTMENTS
              (COST $292,433,377) 100.5%                             319,698,769

              LIABILITIES LESS OTHER ASSETS (0.5)%                    (1,736,836)
                                                                    ------------

              NET ASSETS 100.0%                                     $317,961,933
                                                                    ============

              *Non-income producing.

              ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

              +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

              ADR American Depositary Receipt.

              See notes to schedules of investments.

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                             -----------
            COMMON STOCKS 95.2%

            AIRLINES 2.0%
  267,200   Gol Linhas Aereas Inteligentes S.A. ADR
            (Brazil)                                                 $ 7,537,712
                                                                     -----------
            BANKS 2.5%
  326,180   HDFC Bank Ltd. (India)                                     5,112,171
   74,720   Musashino Bank Ltd. (Japan)                                4,153,397
                                                                     -----------
                                                                       9,265,568
                                                                     -----------
            BEVERAGES 1.3%
  200,645   Kibun Food Chemifa Co. Ltd. (Japan)                        4,683,955
                                                                     -----------
            BIOTECHNOLOGY RESEARCH AND PRODUCTION 2.3%
  944,200   Ark Therapeutics Group plc*
            (United Kingdom)                                           1,671,627
  155,000   Neurochem, Inc.* (Canada)                                  2,211,850
  385,445   QIAGEN N.V.* (Netherlands)                                 4,528,979
                                                                     -----------
                                                                       8,412,456
                                                                     -----------
            COMMERCIAL SERVICES AND SUPPLIES 7.3%
  613,730   Bloomsbury Publishing plc
            (United Kingdom)                                           3,549,774
    1,072   En-Japan, Inc. (Japan)                                     6,921,696
  350,200   Park24 Co. Ltd. (Japan)                                   12,522,510
   87,805   Techem AG* (Germany)                                       3,936,466
                                                                     -----------
                                                                      26,930,446
                                                                     -----------
            COMPUTERS AND PERIPHERALS 1.8%
  137,800   Logitech International S.A.* (Switzerland)                 6,468,623
                                                                     -----------
            DIVERSIFIED FINANCIAL SERVICES 6.0%
  758,035   Acta Holdings ASA (Norway)                                 2,009,393
  218,500   AWD Holding AG (Germany)                                   6,060,973
  160,500   Home Capital Group, Inc. (Canada)                          4,795,267
  111,415   Ichiyoshi Securities Co. Ltd. (Japan)                      1,991,998
2,272,700   Nissin Co. Ltd. (Japan)                                    5,565,481
      295   Osaka Securities Exchange Co. (Japan)                      1,849,765
                                                                     -----------
                                                                      22,272,877
                                                                     -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
   82,265   Option N.V.* (Belgium)                                     6,106,282
1,880,845   Zyxel Communications Corp. (Taiwan)                        3,569,847
                                                                     -----------
                                                                       9,676,129
                                                                     -----------
            DRUGS AND PHARMACEUTICALS 5.6%
  265,780   Angiotech Pharmaceuticals, Inc.* (Canada)                  3,505,344
   85,925   Fuji Pharmaceutical Co. Ltd. (Japan)                       1,077,566
  116,850   Sawai Pharmaceutical Co. Ltd. (Japan)                      3,970,415
1,617,976   Sigma Pharmaceuticals Ltd.* (Australia)                    3,704,791
  120,000   Sun Pharmaceutical Industries Ltd. (India)                 1,802,867
1,501,312   United Drug plc (Ireland)                                  6,482,042
                                                                     -----------
                                                                      20,543,025
                                                                     -----------
            ELECTRIC UTILITIES 1.2%
  143,150   Red Electrica de Espana (Spain)                          $ 4,429,729
                                                                     -----------
            ELECTRICAL EQUIPMENT 0.7%
2,406,700   Unisteel Technology Ltd. (Singapore)                       2,648,303
                                                                     -----------
            ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.4%
1,393,015   Jurong Technologies Industrial Corp. Ltd.
            (Singapore)                                                1,516,104
                                                                     -----------
            ELECTRONICS - SEMICONDUCTORS/COMPONENTS 0.1%
   13,265   Saifun Semiconductors Ltd.* (Israel)                         417,450
                                                                     -----------
            ENGINEERING AND CONTRACTING SERVICES 0.0%
    4,275   Stantec, Inc.* (Canada)                                      146,102
                                                                     -----------
            FOOD AND DRUG RETAILING 2.7%
   52,870   Nihon Chouzai Co. Ltd. (Japan)                             1,653,098
   88,415   Sugi Pharmacy Co. Ltd. (Japan)                             4,217,908
2,193,925   Wumart Stores, Inc. (China)                                4,216,039
                                                                     -----------
                                                                      10,087,045
                                                                     -----------
            HEALTH CARE EQUIPMENT AND SUPPLIES 5.8%
  499,025   Elekta AB, Class B (Sweden)                                7,405,375
5,415,890   LMA International N.V.* (Singapore)                        2,426,168
2,016,000   Moulin International Holdings Ltd.* ***
            (Hong Kong)
                                                                           2,600
   36,910   Nakanishi, Inc. (Japan)                                    4,128,390
   20,490   RaySearch Laboratories AB* (Sweden)                          456,098
   30,095   Straumann Holding AG (Switzerland)                         6,966,382
                                                                     -----------
                                                                      21,385,013
                                                                     -----------
            HEALTH CARE PROVIDERS AND SERVICES 5.6%
  118,850   Eurofins Scientific* (France)                              5,300,155
   69,885   Generale de Sante (France)                                 2,405,609
  113,825   Icon plc ADR* (Ireland)                                    4,682,760
  149,506   Orpea* (France)                                            8,204,102
                                                                     -----------
                                                                      20,592,626
                                                                     -----------
            HOTELS, RESTAURANTS AND LEISURE 1.7%
   97,675   Fairmont Hotels & Resorts, Inc. (Canada)                   4,130,886
  343,984   Hotel Leelaventure Ltd. (India)                            2,157,019
                                                                     -----------
                                                                       6,287,905
                                                                     -----------
            HOUSEHOLD DURABLES 4.4%
  229,200   Desarrolladora Homex S.A. de C.V. ADR*
            (Mexico)                                                   7,031,856
2,419,950   HTL International Holdings Ltd.
            (Singapore)                                                1,891,666
  110,480   Joint Corp. (Japan)                                        3,819,501
1,523,920   Techtronic Industries Company Ltd.
            (Hong Kong)                                                3,626,228
                                                                     -----------
                                                                      16,369,251
                                                                     -----------

December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                            ------------
             HOUSEHOLD PRODUCTS 1.2%
   137,040   Milbon Co. Ltd. (Japan)                                $  4,400,980
                                                                    ------------
             INFORMATION TECHNOLOGY CONSULTING AND
             SERVICE 3.7%
   249,915   Indra Sistemas S.A. (Spain)                               4,880,760
   229,500   Intec, Inc. (Japan)                                       3,850,443
     3,600   NIWS Co. Ltd. (Japan)                                     4,911,240
                                                                    ------------
                                                                      13,642,443
                                                                    ------------
             INTERNET AND CATALOG RETAIL 3.6%
 1,903,390   Carphone Warehouse Group plc
             (United Kingdom)                                          9,062,453
   119,675   Submarino S.A. GDR* ***  (Brazil)                         4,248,514
                                                                    ------------
                                                                      13,310,967
                                                                    ------------
             LEISURE EQUIPMENT AND PRODUCTS 2.9%
   288,375   Mega Bloks, Inc.* (Canada)                                6,848,007
    68,675   Rodriguez Group (France)                                  3,703,534
                                                                    ------------
                                                                      10,551,541
                                                                    ------------
             MACHINERY 1.4%
   296,435   Bharat Forge Ltd. (India)                                 2,589,153
    41,090   Takeuchi Manufacturing Co. Ltd. (Japan)                   2,430,269
                                                                    ------------
                                                                       5,019,422
                                                                    ------------
             MEDIA 1.3%
   161,530   Alliance Atlantis Communications, Inc.,
             Class B* (Canada)                                         4,746,879
                                                                    ------------
             OFFICE ELECTRONICS 1.4%
    51,650   Neopost S.A. (France)                                     5,174,898
                                                                    ------------
             OIL AND GAS 5.2%
   253,520   Cairn Energy plc* (United Kingdom)                        8,366,652
 2,357,335   Pearl Energy Ltd.* (Singapore)                            2,083,691
   645,575   Soco International plc* (United Kingdom)                  8,721,827
                                                                    ------------
                                                                      19,172,170
                                                                    ------------
             REAL ESTATE 1.2%
 2,609,492   Far East Consortium International Ltd.
             (Hong Kong)                                                 950,760
   111,827   Foncia Groupe (France)                                    3,345,365
                                                                    ------------
                                                                       4,296,125
                                                                    ------------
             RETAIL 8.8%
    26,840   Bijou Brigitte AG (Germany)                               7,270,529
 4,304,270   Bonjour Holdings Ltd. (Hong Kong)                         1,026,994
   498,355   Esprit Holdings Ltd. (Hong Kong)                          3,541,498
   382,795   Monsoon plc* (United Kingdom)                             2,687,798
14,560,680   Peace Mark Holdings Ltd. (Hong Kong)                      4,649,141
    78,600   Point, Inc. (Japan)                                       6,546,947
 1,599,697   Pumpkin Patch Ltd. (New Zealand)                          3,678,265
             RETAIL (CONTINUED)
   835,645   Truworths International Ltd.
             (South Africa)                                         $  3,163,924
                                                                    ------------
                                                                      32,565,096
                                                                    ------------
             SEMICONDUCTOR EQUIPMENT AND PRODUCTS 6.1%
   498,400   CSR plc* (United Kingdom)                                 8,018,481
    95,425   Disco Corp. (Japan)                                       5,069,820
    31,974   ICOS Vision Systems N.V.* (Belgium)                       1,123,315
    61,000   Micronas Semiconductor Holding AG*
             (Switzerland)                                             2,017,180
   134,375   O2Micro International Ltd. ADR*
             (Cayman Islands)                                          1,367,937
   112,165   SEZ Holding AG* (Switzerland)                             2,216,952
 6,357,840   Solomon Systech International Ltd.
             (Hong Kong)                                               2,623,954
                                                                    ------------
                                                                      22,437,639
                                                                    ------------
             SOFTWARE 0.4%
   440,000   Hexaware Tech. Ltd. (India)                               1,295,700
                                                                    ------------
             TEXTILES, APPAREL AND LUXURY GOODS 4.0%
 3,631,725   Li Ning Co. Ltd. (Hong Kong)                              2,576,157
    77,970   Pantaloon Retail India Ltd. (India)                       2,914,669
    21,900   Puma AG Rudolf Dassler Sport (Germany)                    6,385,708
   311,375   Ted Baker plc (United Kingdom)                            2,758,993
                                                                    ------------
                                                                      14,635,527
                                                                    ------------
             TOTAL COMMON STOCKS
             (COST $241,200,253)                                     350,919,706
                                                                    ------------
             RIGHTS 0.1%

             TEXTILES, APPAREL AND LUXURY GOODS 0.1%
    15,594   Pantaloon Retail India Ltd.* ***   (India)                  409,648
                                                                    ------------

             TOTAL RIGHTS (COST $0)                                      409,648
                                                                    ------------

December 31, 2005 (Unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
 ---------                                                          ------------
              SHORT-TERM INVESTMENTS 4.8%

              REPURCHASE AGREEMENT 4.8%
$17,678,000   Repurchase Agreement dated 12/30/05,
              3.30% due 1/3/06 with State Street Bank
              and Trust Co. collateralized by $17,855,000
              of United States Treasury Notes 4.125% due
              8/15/08; value: $18,033,550; repurchase
              proceeds: $17,684,482 (cost $17,678,000)              $ 17,678,000
                                                                    ------------
              TOTAL SHORT-TERM INVESTMENTS
              (COST $17,678,000)                                      17,678,000
                                                                    ------------

              TOTAL INVESTMENTS
              (COST $258,878,253) 100.1%                             369,007,354

              LIABILITIES LESS OTHER ASSETS (0.1)%                      (482,102)
                                                                    ------------

              NET ASSETS 100.0%                                     $368,525,252
                                                                    ============

              *Non-income producing.

              ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

              ADR American Depositary Receipts.

              GDR Global Depositary Receipts.

              See notes to schedules of investments.

At December 31, 2005, Wasatch International Growth Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY            %
-------          -----
Australia          1.1
Belgium            2.1
Brazil             3.4
Canada             7.5
Cayman Islands     0.4
China              1.2
France             8.0
Germany            6.7
Hong Kong          5.4
India              4.6
Ireland            3.2
Israel             0.1
Japan             23.8
Mexico             2.0
Netherlands        1.3
New Zealand        1.0
Norway             0.6
Singapore          3.0
South Africa       0.9
Spain              2.7
Sweden             2.2
Switzerland        5.0
Taiwan             1.0
United Kingdom    12.8
                 -----
TOTAL            100.0%
                 =====

INTERNATIONAL OPPORTUNITIES FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

   SHARES                                                                VALUE
   ------                                                             ----------
              COMMON STOCKS 97.1%

              AUTO COMPONENTS 2.4%
     58,750   ARB Corp. Ltd. (Australia)                              $  123,313
     24,455   Inzi Controls Co. Ltd.* (Korea)                            254,866
     93,050   Super Cheap Auto Group Ltd. (Australia)                    194,625
      6,000   Yutaka Giken Co. Ltd. (Japan)                              213,024
                                                                      ----------
                                                                         785,828
                                                                      ----------
              AUTOMOBILES 0.7%
     38,775   European Motor Holdings plc
              (United Kingdom)                                           213,775
                                                                      ----------
              BEVERAGES 1.5%
     20,025   Kibun Food Chemifa Co. Ltd. (Japan)                        467,473
                                                                      ----------
              BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.3%
     23,675   Abcam plc* (United Kingdom)                                100,717
                                                                      ----------
              BUILDING PRODUCTS 0.8%
     26,145   Fleetwood Corp. Ltd. (Australia)                           143,525
      8,300   Kitagawa Industries Co. Ltd. (Japan)                       129,900
                                                                      ----------
                                                                         273,425
                                                                      ----------
              COMMERCIAL SERVICES AND SUPPLIES 7.9%
      3,275   Acadomia Group (France)                                     85,615
     55,175   Allen-Vanguard Corp.* (Canada)                              67,362
     54,000   Bloomsbury Publishing plc
              (United Kingdom)                                           312,333
     21,875   Carter & Carter Group plc
              (United Kingdom)                                           171,455
    171,500   Environmental Management Solutions, Inc.*
              (Canada)                                                    58,980
      7,950   MegaStudy Co. Ltd.* (Korea)                                451,355
  1,168,000   Raffles Education Corp. Ltd. (Singapore)                 1,179,905
     29,525   Semcon AB* (Sweden)                                        216,286
                                                                      ----------
                                                                       2,543,291
                                                                      ----------
              COMPUTERS AND PERIPHERALS 0.4%
  1,743,000   Anwell Technologies Ltd. (Singapore)                       115,288
                                                                      ----------
              CONSTRUCTION AND ENGINEERING 0.5%
     86,050   Lycopodium Ltd. (Australia)                                151,565
                                                                      ----------
              CONSTRUCTION MATERIALS 1.0%
        650   Getaz Romang Holding S.A. (Switzerland)                    321,183
                                                                      ----------
              DISTRIBUTORS 0.8%
     76,525   Commercial Solutions, Inc.* (Canada)                       252,649
                                                                      ----------
              DIVERSIFIED FINANCIAL SERVICES 9.8%
    300,875   Acta Holdings ASA (Norway)                              $  797,557
      8,675   ADDENDA Capital, Inc. (Canada)                             234,570
     29,185   Caliber Global Investment Ltd.
              (United Kingdom)                                           284,554
     46,175   Credit Corp. Group Ltd. (Australia)                        162,662
     31,540   International Maritime Exchange ASA
              (Norway)                                                   319,944
     20,645   IOOF Holdings Ltd. (Australia)                             107,272
     53,450   New Zealand Exchange Ltd. (New Zealand)                    262,212
        100   Osaka Securities Exchange Co. (Japan)                      627,039
      4,150   Oslo Bors Holdings ASA*** (Norway)                         245,827
      9,226   Treasury Group Ltd. (Australia)                             87,007
                                                                      ----------
                                                                       3,128,644
                                                                      ----------
              DRUGS AND PHARMACEUTICALS 1.9%
     33,541   Meda AB, Class A (Sweden)                                  455,557
      4,100   Sawai Pharmaceutical Co. Ltd. (Japan)                      139,313
                                                                      ----------
                                                                         594,870
                                                                      ----------
              ELECTRICAL EQUIPMENT 2.2%
    218,000   Magnecomp International Ltd. (Singapore)                   136,328
      5,400   Optoelectronics Co. Ltd. (Japan)                           199,500
      6,200   Phoenix Electric Co. Ltd. (Japan)                           72,342
    257,000   Unisteel Technology Ltd. (Singapore)                       282,799
                                                                      ----------
                                                                         690,969
                                                                      ----------
              ELECTRONIC EQUIPMENT AND INSTRUMENTS 4.8%
    204,021   Chroma ATE, Inc. (Taiwan)                                  202,007
      3,725   Core Logic, Inc.* (Korea)                                  166,562
      4,500   Enplas Corp. (Japan)                                       125,069
     11,000   Horiba Ltd. (Japan)                                        316,909
    517,443   Innovalues Precision Ltd. (Singapore)                      203,797
     18,600   Phoenix PDE Co. Ltd. (Korea)                               100,615
     72,000   Syntech Information Co. Ltd. (Taiwan)                      161,662
     60,100   TRL Electronics plc* (United Kingdom)                      258,258
                                                                      ----------
                                                                       1,534,879
                                                                      ----------
              ELECTRONICS - SEMICONDUCTORS/COMPONENTS 0.6%
     24,725   ASE Test Ltd.* (Taiwan)                                    194,091
                                                                      ----------
              ENERGY EQUIPMENT AND SERVICES 0.8%
    154,980   Advanced Holdings Ltd. (Singapore)                          83,871
     65,745   Hyduke Energy Services, Inc.* (Canada)                     182,578
                                                                      ----------
                                                                         266,449
                                                                      ----------
              FOOD AND DRUG RETAILING 2.4%
    328,000   Convenience Retail Asia Ltd. (Hong Kong)                   109,988
      3,400   Daikokutenbussan Company Ltd. (Japan)                      183,807
      6,490   WELCIA KANTO Co. Ltd. (Japan)                              324,459
      4,500   Nihon Chouzai Co. Ltd. (Japan)                             140,702
                                                                      ----------
                                                                         758,956
                                                                      ----------

December 31, 2005 (Unaudited)

   SHARES                                                                VALUE
   ------                                                             ----------
            HEALTH CARE EQUIPMENT AND SUPPLIES 6.7%
1,364,725   LMA International N.V.* (Singapore)                       $  611,359
    2,900   MANI, Inc. (Japan)                                           162,429
   11,500   Miraca Holdings, Inc. (Japan)                                250,434
    1,600   Nakanishi, Inc. (Japan)                                      178,960
   42,750   RaySearch Laboratories AB* (Sweden)                          951,595
                                                                      ----------
                                                                       2,154,777
                                                                      ----------
            HOTELS, RESTAURANTS AND LEISURE 0.8%
    3,800   Saint Marc Co. Ltd.*** (Japan)                               264,356
                                                                      ----------
            HOUSEHOLD DURABLES 4.1%
    5,225   Beter Bed Holding N.V. (Netherlands)                         195,309
   38,435   Celrun Co. Ltd.* (Korea)                                     294,891
   40,800   Homebuy Group plc, Class A*
            (United Kingdom)                                             157,790
   12,800   Joint Corp. (Japan)                                          442,520
    7,600   Nihon Eslead Corp. (Japan)                                   218,311
                                                                      ----------
                                                                       1,308,821
                                                                      ----------
            HOUSEHOLD PRODUCTS 0.5%
    5,000   Suruga Co. Ltd. (Japan)                                      149,981
                                                                      ----------
            INSURANCE 0.3%
  310,000   Pacific Century Insurance Holdings Ltd.
            (Hong Kong)                                                  110,948
                                                                      ----------
            INTERNET SOFTWARE AND SERVICES 0.9%
   83,000   Opera Software ASA* (Norway)                                 276,556
                                                                      ----------
            LEISURE EQUIPMENT AND PRODUCTS 1.4%
    3,550   CTS Eventim* (Germany)                                        86,547
   19,175   KABE Husvagnar AB, Class B (Sweden)                          352,072
                                                                      ----------
                                                                         438,619
                                                                      ----------
            MACHINERY 6.8%
   11,350   ADP Engineering Co. Ltd.* (Korea)                             66,692
   21,000   Asahi Diamond Industrial Co. (Japan)                         186,841
   90,200   Awea Mechantronic Co. Ltd. (Taiwan)                          131,903
   47,940   BASSO Industry Corp. (Taiwan)                                108,662
  225,000   First Engineering Ltd. (Singapore)                           148,823
1,239,625   MMI Holdings Ltd. (Singapore)                                480,778
   17,500   Pason Systems, Inc. (Canada)                                 434,829
    8,100   Takeuchi Manufacturing Co. Ltd. (Japan)                      479,075
   32,075   Titan Europe plc (United Kingdom)                            126,804
                                                                      ----------
                                                                       2,164,407
                                                                      ----------
            MARINE 0.9%
  339,000   Ezra Holdings Ltd. (Singapore)                               297,610
                                                                      ----------
            MEDIA 0.8%
   51,910   Metal Bulletin plc (United Kingdom)                          243,140
                                                                      ----------
            METALS AND MINING 5.1%
  117,315   Avocet Mining plc* (United Kingdom)                         $216,770
1,498,950   CBH Resources Ltd. (Australia)                               220,016
  107,709   Consolidated Minerals Ltd. (Australia)                       246,628
  187,505   EuroZinc Mining Corp.* (Canada)                              206,351
  193,370   Independence Group NL (Australia)                            244,802
   66,700   Jubilee Mines NL (Australia)                                 368,113
   80,250   Mincor Resources NL (Australia)                               37,988
   15,525   Shore Gold, Inc.* (Canada)                                   102,512
                                                                      ----------
                                                                       1,643,180
                                                                      ----------
            OIL AND GAS 8.5%
  141,325   ARC Energy Ltd.* (Australia)                                 181,507
   15,750   Blackrock Ventures, Inc.* (Canada)                           155,726
   75,225   Bow Valley Energy Ltd.* (Canada)                             338,257
   32,006   Det Norske Oljeselskap ASA (Norway)                          282,014
   77,450   Dragon Oil plc* (Ireland)                                    264,253
   44,125   JKX Oil and Gas plc (United Kingdom)                         187,715
   17,225   Melrose Resources plc (United Kingdom)                       104,365
  165,000   Pearl Energy Ltd.* (Singapore)                               145,846
   22,940   Revus Energy ASA* (Norway)                                   169,858
   68,750   Saxon Energy Services, Inc.* (Canada)                        322,146
   12,550   Soco International plc* (United Kingdom)                     169,553
   40,750   Sondex plc (United Kingdom)                                  146,390
  130,975   Tap Oil Ltd.* (Australia)                                    246,074
                                                                      ----------
                                                                       2,713,704
                                                                      ----------
            PERSONAL PRODUCTS 0.5%
    6,800   HABA Laboratories, Inc. (Japan)                              175,740
                                                                      ----------
            REAL ESTATE 3.4%
      145   ARDEPRO Co. Ltd. (Japan)                                     246,960
        9   Century 21 Real Estate of Japan Ltd. (Japan)                 257,001
       55   Creed Corp. (Japan)                                          319,705
   16,500   Takara Leben Co. Ltd. (Japan)                                273,754
                                                                      ----------
                                                                       1,097,420
                                                                      ----------
            RETAIL 6.5%
1,132,035   China Hongxing Sports Ltd.* (China)                          357,366
   20,470   Hemtex AB* (Sweden)                                          200,796
   18,700   Jeans Mate Corp. (Japan)                                     350,977
   23,900   New Wave Group AB, Class B (Sweden)                          264,499
  567,000   Pertama Holdings Ltd. (Singapore)                            114,215
  100,271   Pumpkin Patch Ltd. (New Zealand)                             230,558
    6,600   Tamron Co. Ltd. (Japan)                                       90,766
   52,715   Topps Tiles plc (United Kingdom)                             187,108
       15   Village Vanguard Co. Ltd.* (Japan)                           282,168
                                                                      ----------
                                                                       2,078,453
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT AND PRODUCTS 1.8%
    5,125   austriamicrosystems AG* (Austria)                            270,772
       17   Chip One Stop, Inc.* (Japan)                                  43,791
  128,095   Holtek Semiconductor, Inc. (Taiwan)                          180,685
    1,850   MtekVision Co. Ltd. (Korea)                                   65,370
                                                                      ----------
                                                                         560,618
                                                                      ----------

December 31, 2005 (Unaudited)

   SHARES                                                               VALUE
   ------                                                            -----------
            SOFTWARE 3.1%
  487,000   DMX Technologies* (Singapore)                            $   210,841
   18,050   Duzon Digital Ware Co. Ltd.* (Korea)                         271,422
   11,200   Isra Vision Systems AG* (Germany)                            268,282
   16,000   Lectra (France)                                               85,926
    9,100   Profdoc ASA (Norway)                                         152,953
        1   SpringSoft, Inc. (Taiwan)                                          2
                                                                     -----------
                                                                         989,426
                                                                     -----------
            TEXTILES, APPAREL AND LUXURY GOODS 4.7%
  103,750   Mulberry Group plc* (United Kingdom)                         300,487
  561,470   Ports Design Ltd. (Hong Kong)                                651,727
    8,600   United Arrows Ltd. (Japan)                                   543,626
                                                                     -----------
                                                                       1,495,840
                                                                     -----------
            TRANSPORTATION INFRASTRUCTURE 1.5%
  238,000   Goodpack Ltd. (Singapore)                                    243,288
   10,000   Trancom Co. Ltd. (Japan)                                     238,953
                                                                     -----------
                                                                         482,241
                                                                     -----------
            TOTAL COMMON STOCKS
            (COST $24,738,148)                                        31,039,889
                                                                     -----------
            WARRANTS 0.7%

            TRANSPORTATION INFRASTRUCTURE 0.7%
  528,875   Goodpack Ltd.
            expiring 4/13/07* (Singapore)                                224,201
                                                                     -----------
            TOTAL WARRANTS
            (COST $229,771)                                              224,201
                                                                     -----------

            TOTAL INVESTMENTS
            (COST $24,967,919) 97.8%                                  31,264,090

            OTHER ASSETS LESS LIABILITIES 2.2%                           702,528
                                                                     -----------

            NET ASSETS 100.0%                                        $31,966,618
                                                                     ===========

            *Non-income producing.

            ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

            See notes to schedules of investments.

At December 31, 2005, Wasatch International Opportunities Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY            %
-------          -----
Australia          8.0
Austria            0.9
Canada             7.5
China              1.1
France             0.6
Germany            1.1
Hong Kong          2.8
Ireland            0.9
Japan             25.9
Korea              5.4
Netherlands        0.6
New Zealand        1.6
Norway             7.2
Singapore         14.3
Sweden             7.8
Switzerland        1.0
Taiwan             3.1
United Kingdom    10.2
                 -----
TOTAL            100.0%
                 =====

MICRO CAP FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                             -----------
             COMMON STOCKS 97.6%

             AUTO PARTS - AFTER MARKET 2.2%
   141,275   Aftermarket Technology Corp.*                           $ 2,746,386
   317,550   Keystone Automotive Industries, Inc.*                     9,996,474
                                                                     -----------
                                                                      12,742,860
                                                                     -----------
             BANKS 3.6%
   124,955   Bank of the Ozarks, Inc.                                  4,610,840
   190,550   Franklin Bank Corp.*                                      3,427,994
   157,900   Matrix Bancorp, Inc. PIPE* *** +                          2,744,258
   207,125   Placer Sierra Bancshares                                  5,739,434
   240,200   Wilshire Bancorp, Inc.                                    4,129,038
                                                                     -----------
                                                                      20,651,564
                                                                     -----------
             BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.2%
   375,000   Immunicon Corp.*                                          1,286,250
                                                                     -----------
             CHEMICALS 0.4%
    87,825   Cabot Microelectronics Corp.*                             2,575,907
                                                                     -----------
             COMMERCIAL INFORMATION SERVICES 1.3%
   231,217   LECG Corp.*                                               4,018,551
   100,650   Morningstar, Inc.*                                        3,486,516
                                                                     -----------
                                                                       7,505,067
                                                                     -----------
             COMMERCIAL SERVICES AND SUPPLIES 8.6%
    57,035   Acadomia Group (France)                                   1,491,014
   972,825   Allen-Vanguard Corp.* (Canada)                            1,187,698
   695,025   AMN Healthcare Services, Inc.*                           13,747,595
    76,625   CRA International, Inc.*                                  3,654,246
   137,075   Monro Muffler, Inc.                                       4,156,114
   172,955   Providence Service Corp. (The)*                           4,979,374
10,570,500   Raffles Education Corp. Ltd. (Singapore)                 10,678,236
    98,050   Resources Connection, Inc.*                               2,555,183
   853,860   SM&A*                                                     7,027,268
                                                                     -----------
                                                                      49,476,728
                                                                     -----------
             COMMUNICATIONS TECHNOLOGY 0.5%
   441,118   Arbinet-thexchange, Inc.*                                 3,092,237
                                                                     -----------
             COMPUTER SERVICES SOFTWARE AND SYSTEMS 5.1%
    70,695   DealerTrack Holdings, Inc.*                               1,483,181
   386,430   Kanbay International, Inc.*                               6,140,373
   136,170   Kenexa Corp.*                                             2,873,187
   659,150   NetScout Systems, Inc.*                                   3,592,368
   135,295   Open Solutions, Inc.*                                     3,100,961
   764,020   Opnet Technologies, Inc.*                                 7,021,344
   148,267   Retalix Ltd.* (Israel)                                    3,626,611
   125,605   Unica Corp.*                                              1,513,540
                                                                     -----------
                                                                      29,351,565
                                                                     -----------
             COMPUTER TECHNOLOGY 0.2%
   294,950   Qualstar Corp.*                                         $   988,083
                                                                     -----------
             COMPUTERS AND PERIPHERALS 0.1%
 6,850,950   Anwell Technologies Ltd. (Singapore)
                                                                         453,146
                                                                     -----------
             CONSUMER ELECTRONICS 0.5%
   212,930   DTS, Inc.*                                                3,151,364
                                                                     -----------
             DISTRIBUTORS 0.6%
 1,000,000   Commercial Solutions, Inc.* ++  (Canada)                  3,301,522
                                                                     -----------
             DIVERSIFIED FINANCIAL SERVICES 2.7%
 1,912,095   Acta Holdings ASA (Norway)                                5,068,565
   125,075   ADDENDA Capital, Inc. (Canada)                            3,382,004
   147,100   Home Capital Group, Inc. (Canada)                         4,394,914
   215,436   U.S.I. Holdings Corp.*                                    2,966,554
                                                                     -----------
                                                                      15,812,037
                                                                     -----------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
   420,010   Astra Microwave Products Ltd. (India)                     2,053,610
                                                                     -----------
             DRUGS AND PHARMACEUTICALS 1.2%
   453,803   ISTA Pharmaceuticals, Inc.*                               2,886,187
   227,650   Salix Pharmaceuticals Ltd.*                               4,002,087
                                                                     -----------
                                                                       6,888,274
                                                                     -----------
             EDUCATION SERVICES 0.4%
    73,946   Universal Technical Institute, Inc.*                      2,287,889
                                                                     -----------
             ELECTRICAL AND ELECTRONICS 1.2%
   133,972   Power Integrations, Inc.*                                 3,189,873
   379,265   TTM Technologies, Inc.*                                   3,565,091
                                                                     -----------
                                                                       6,754,964
                                                                     -----------
             ELECTRICAL EQUIPMENT 0.5%
 2,824,400   Unisteel Technology Ltd. (Singapore)                      3,107,935
                                                                     -----------
             ELECTRICAL EQUIPMENT AND COMPONENTS 0.5%
   180,770   Color Kinetics, Inc.*                                     2,601,280
                                                                     -----------
             ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.4%
 5,043,425   MFS Technology Ltd. (Singapore)                           2,183,498
                                                                     -----------
             ELECTRONICS 1.5%
   421,805   Nu Horizons Electronics Corp.*                            4,260,230
    98,790   Supertex, Inc.*                                           4,371,458
                                                                     -----------
                                                                       8,631,688
                                                                     -----------
             ELECTRONICS - MEDICAL SYSTEMS 1.3%
   189,510   EPIX Pharmaceuticals, Inc.*                                 765,620
   650,090   IRIDEX Corp.* ++                                          5,109,708
   118,425   NXStage Medical, Inc.*                                    1,416,363
                                                                     -----------
                                                                       7,291,691
                                                                     -----------

December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                             -----------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS 9.6%
   410,225   ASE Test Ltd.* (Taiwan)                                 $ 3,220,266
    55,146   Cascade Microtech, Inc.*                                    694,840
   298,675   Excel Technology, Inc.*                                   7,102,491
   145,860   Integrated Device Technology, Inc.*                       1,922,435
   571,540   Leadis Technology, Inc.*                                  2,943,431
   945,840   Micrel, Inc.*                                            10,971,744
   303,175   Nova Measuring Instruments Ltd.* (Israel)                   660,921
   736,976   Pericom Semiconductor Corp.*                              5,873,699
 1,156,460   PLX Technology, Inc.*                                     9,945,556
   133,360   SigmaTel, Inc.*                                           1,747,016
    71,815   Silicon Laboratories, Inc.*                               2,632,738
    70,162   SiRF Technology Holdings, Inc.*                           2,090,828
   216,730   Tessera Technologies, Inc.*                               5,602,470
                                                                     -----------
                                                                      55,408,435
                                                                     -----------
             ENERGY EQUIPMENT AND SERVICES 0.4%
 4,551,725   Advanced Holdings Ltd. (Singapore)                        2,463,277
                                                                     -----------
             ENGINEERING AND CONTRACTING SERVICES 1.1%
   181,754   Stantec, Inc.* (Canada)                                   6,197,812
                                                                     -----------
             ENTERTAINMENT 0.4%
   182,185   Outdoor Channel Holdings, Inc.*                           2,459,498
                                                                     -----------
             FINANCE COMPANIES 1.2%
   272,705   United PanAm Financial Corp.*                             7,054,878
                                                                     -----------
             FINANCIAL - MISCELLANEOUS 0.5%
    91,800   First Cash Financial Services, Inc.*                      2,676,888
                                                                     -----------
             FOOD AND DRUG RETAILING 0.3%
 4,887,010   Convenience Retail Asia Ltd. (Hong Kong)                  1,638,752
                                                                     -----------
             HEALTH CARE EQUIPMENT AND SUPPLIES 2.0%
    98,850   Biacore International AB (Sweden)                         2,486,276
20,569,390   LMA International N.V.* (Singapore)                       9,214,755
                                                                     -----------
                                                                      11,701,031
                                                                     -----------
             HEALTH CARE FACILITIES 2.1%
   122,525   American Healthways, Inc.*                                5,544,256
   365,325   LHC Group, Inc.*                                          6,367,615
                                                                     -----------
                                                                      11,911,871
                                                                     -----------
             HEALTH CARE MANAGEMENT SERVICES 4.0%
    65,150   AMERIGROUP Corp.*                                         1,267,819
   712,238   AmSurg Corp.*                                            16,281,760
   276,431   CorVel Corp.*                                             5,249,425
                                                                     -----------
                                                                      22,799,004
                                                                     -----------
             HEALTH CARE PROVIDERS AND SERVICES 1.8%
   258,721   Icon plc ADR* (Ireland)                                 $10,643,782
                                                                     -----------
             HOME BUILDING 0.7%
    60,950   Meritage Homes Corp.*                                     3,834,974
                                                                     -----------
             HOUSEHOLD DURABLES 0.3%
   117,188   easyhome Ltd. (Canada)                                    1,591,920
                                                                     -----------
             MACHINERY 2.2%
   162,900   Gulf Island Fabrication, Inc.                             3,960,099
15,138,725   MMI Holdings Ltd. (Singapore)                             5,871,428
   126,400   Pason Systems, Inc. (Canada)                              3,140,710
                                                                     -----------
                                                                      12,972,237
                                                                     -----------
             MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 7.4%
   460,815   Abaxis, Inc.*                                             7,594,231
   287,470   Cryocor, Inc.*                                            1,627,080
   141,250   Cyberonics, Inc.*                                         4,562,375
   137,365   Dexcom, Inc.*                                             2,049,486
   340,000   Encision, Inc.* ++                                          986,000
   306,750   Endologix, Inc.*                                          2,116,575
   436,825   Enpath Medical, Inc.* ++                                  3,713,012
   392,450   IntraLase Corp.*                                          6,997,384
   243,640   NuVasive, Inc.*                                           4,409,884
   136,925   Thoratec Corp.*                                           2,832,978
   676,365   VNUS Medical Technologies, Inc.*                          5,667,939
                                                                     -----------
                                                                      42,556,944
                                                                     -----------
             MEDICAL SERVICES 3.0%
    97,825   PRA International*                                        2,753,774
   363,235   Stratagene Corp.                                          3,646,879
   592,512   U.S. Physical Therapy, Inc.*                             10,943,697
                                                                     -----------
                                                                      17,344,350
                                                                     -----------
             MISCELLANEOUS MATERIALS AND COMMODITIES 0.4%
    77,600   Symyx Technologies, Inc.*                                 2,117,704
                                                                     -----------
             OIL AND GAS 1.6%
 1,266,875   ARC Energy Ltd.* (Australia)                              1,627,080
 3,960,375   Pearl Energy Ltd.* (Singapore)                            3,500,647
   518,425   Saxon Energy Services, Inc.* (Canada)                     2,429,212
   926,800   Tap Oil Ltd.* (Australia)                                 1,741,257
                                                                     -----------
                                                                       9,298,196
                                                                     -----------
             PRODUCTION TECHNOLOGY EQUIPMENT 2.6%
   279,525   Entegris, Inc.*                                           2,633,126
   528,550   inTEST Corp.* ++                                          1,753,200
   370,200   Intevac, Inc.*                                            4,886,640
   633,515   LogicVision, Inc.*                                          791,894
   165,400   Nanometrics, Inc.*                                        1,821,037
   223,700   Rudolph Technologies, Inc.*                               2,881,256
                                                                     -----------
                                                                      14,767,153
                                                                     -----------

December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                            ------------
            REAL ESTATE INVESTMENT TRUSTS (REIT) 1.5%
  698,400   New York Mortgage Trust, Inc.                           $  4,623,408
  367,730   NorthStar Realty Finance Corp.                             3,747,169
                                                                    ------------
                                                                       8,370,577
                                                                    ------------
            RETAIL 10.7%
  225,925   AC Moore Arts & Crafts, Inc.*                              3,287,209
  622,090   Big 5 Sporting Goods Corp.                                13,617,550
   36,150   Bijou Brigitte AG (Germany)                                9,792,460
  202,700   Cost Plus, Inc.*                                           3,476,305
  138,150   Global Imaging Systems, Inc.*                              4,784,135
  164,125   Guitar Center, Inc.*                                       8,207,891
  189,852   Hibbett Sporting Goods, Inc.*                              5,406,985
  224,225   Lithia Motors, Inc., Class A                               7,049,634
  406,075   Monsoon plc* (United Kingdom)                              2,851,258
1,351,948   Pumpkin Patch Ltd. (New Zealand)                           3,108,603
                                                                    ------------
                                                                      61,582,030
                                                                    ------------
            SAVINGS AND LOANS 0.7%
  249,282   Commercial Capital Bancorp, Inc.                           4,267,708
                                                                    ------------
            SEMICONDUCTOR EQUIPMENT AND PRODUCTS 3.4%
  258,600   CSR plc* (United Kingdom)                                  4,160,472
1,456,865   O2Micro International Ltd. ADR*
            (Cayman Islands)                                          14,830,886
  506,725   PSi Technologies Holdings, Inc. ADR*
            (Philippines)                                                329,371
                                                                    ------------
                                                                      19,320,729
                                                                    ------------
            SHOES 0.9%
  206,275   Kenneth Cole Productions, Inc., Class A                    5,260,013
                                                                    ------------
            TEXTILES, APPAREL AND LUXURY GOODS 1.2%
5,959,780   Ports Design Ltd. (Hong Kong)                              6,917,822
                                                                    ------------
            TRANSPORTATION INFRASTRUCTURE 0.5%
2,697,535   Goodpack Ltd. (Singapore)                                  2,757,469
                                                                    ------------
            TRUCKERS 2.9%
  201,875   PAM Transportation Services*                               3,591,356
  197,225   Universal Truckload Services, Inc.*                        4,536,175
  185,245   USA Truck, Inc.*                                           5,396,187
  175,800   Vitran Corp., Inc.* (Canada)                               3,463,260
                                                                    ------------
                                                                      16,986,978
                                                                    ------------
            WHOLESALERS 0.8%
  167,500   Beacon Roofing Supply, Inc.*                               4,812,275
                                                                    ------------

            TOTAL COMMON STOCKS
            (COST $438,606,863)                                      561,903,466
                                                                    ------------
            PREFERRED STOCKS 0.1%

            DRUGS AND PHARMACEUTICALS 0.1%
1,886,792   Point Biomedical Corp.,
            Series F Pfd.* *** +                                    $    800,000
                                                                    ------------
            TOTAL PREFERRED STOCKS
            (COST $1,000,000)                                            800,000
                                                                    ------------
            WARRANTS 0.0%

            DRUGS AND PHARMACEUTICALS 0.0%
  566,037   Point Biomedical Corp.
            expiring 2/16/12* *** +                                           --
                                                                    ------------
            HEALTH CARE SERVICES 0.0%
  259,459   DrugMax, Inc.
            expiring 11/30/09* *** +                                      28,540
                                                                    ------------

            TOTAL WARRANTS (COST $0)                                      28,540
                                                                    ------------

December 31, 2005 (Unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
 ---------                                                          ------------
              SHORT-TERM INVESTMENTS 1.9%

              REPURCHASE AGREEMENT 1.9%
$10,884,000   Repurchase Agreement dated 12/30/05,
              3.30% due 1/3/06 with State Street Bank
              and Trust Co. collateralized by $10,995,000
              of United States Treasury Notes 4.125% due
              8/15/08; value: $11,104,950; repurchase
              proceeds: $10,887,991 (cost $10,884,000)              $ 10,884,000
                                                                    ------------
              TOTAL SHORT-TERM INVESTMENTS
              (COST $10,884,000)                                      10,884,000
                                                                    ------------

              TOTAL INVESTMENTS
              (COST $450,490,863) 99.6%                              573,616,006

              OTHER ASSETS LESS LIABILITIES 0.4%                       2,349,878
                                                                    ------------

              NET ASSETS 100.0%                                     $575,965,884
                                                                    ============

              *Non-income producing.

              ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

              +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

              ++Affiliated company (see Note 5).

              ADR American Depositary Receipt.

              PIPE Private Investment in a Public Equity.

              See notes to schedules of investments.

At December 31, 2005, Wasatch Micro Cap Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY            %
-------          -----
Australia          0.6
Canada             5.2
Cayman Islands     2.6
France             0.3
Germany            1.7
Hong Kong          1.5
India              0.4
Ireland            1.9
Israel             0.8
New Zealand        0.6
Norway             0.9
Philippines        0.1
Singapore          7.1
Sweden             0.4
Taiwan             0.6
United Kingdom     1.2
United States     74.1
                 -----
TOTAL            100.0%
                 =====

MICRO CAP VALUE FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

SHARES                                                                   VALUE
------                                                                ----------
            COMMON STOCKS 95.9%

            AIR TRANSPORT 1.2%
   60,000   Air Methods Corp.*                                        $1,038,000
                                                                      ----------
            AUTO PARTS - AFTER MARKET 1.2%
   30,000   Aftermarket Technology Corp.*                                583,200
   90,000   IMPCO Technologies, Inc.*                                    461,700
                                                                      ----------
                                                                       1,044,900
                                                                      ----------
            BANKS 8.2%
   20,000   CommerceWest Bank*                                           410,000
   30,000   Commonwealth Bankshares, Inc.                                822,000
   24,255   Dearborn Bancorp, Inc.*                                      600,311
   35,000   First State Financial Corp.                                  534,450
   30,000   Intervest Bancshares Corp.*                                  742,500
   35,000   Matrix Bancorp, Inc.*                                        661,185
   25,000   Placer Sierra Bancshares                                     692,750
   40,000   Security Business Bank of San Diego*                         672,000
  120,000   Wilshire Bancorp, Inc.                                     2,062,800
                                                                      ----------
                                                                       7,197,996
                                                                      ----------
            BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.9%
   48,035   Abcam plc* (United Kingdom)                                  204,348
  142,600   Discovery Partners International, Inc.*                      377,890
   56,300   Immunicon Corp.*                                             193,109
                                                                      ----------
                                                                         775,347
                                                                      ----------
            BUILDING MATERIALS 0.4%
   11,844   Trex Company, Inc.*                                          332,224
                                                                      ----------
            BUILDING PRODUCTS 1.6%
  127,120   Fleetwood Corp. Ltd. (Australia)                             697,834
   43,000   IVRCL Infrastructure and Projects Ltd.
            (India)                                                      707,190
                                                                      ----------
                                                                       1,405,024
                                                                      ----------
            COMMERCIAL INFORMATION SERVICES 0.2%
    5,175   Morningstar, Inc.*                                           179,262
                                                                      ----------
            COMMERCIAL SERVICES AND SUPPLIES 4.2%
  350,000   Allen-Vanguard Corp.* (Canada)                               427,306
   84,100   AMN Healthcare Services, Inc.*                             1,663,498
   15,000   MegaStudy Co. Ltd.* (Korea)                                  851,613
   11,000   Monro Muffler, Inc.                                          333,520
   50,000   SM&A*                                                        411,500
                                                                      ----------
                                                                       3,687,437
                                                                      ----------
            COMMUNICATIONS TECHNOLOGY 0.3%
   40,000   Arbinet-thexchange, Inc.*                                    280,400
                                                                      ----------
            COMPUTER SERVICES SOFTWARE AND SYSTEMS 3.7%
   18,350   DealerTrack Holdings, Inc.*                               $  384,983
   55,000   Interactive Intelligence, Inc.*                              280,500
   17,126   Kenexa Corp.*                                                361,359
  112,565   NetScout Systems, Inc.*                                      613,479
  136,045   Opnet Technologies, Inc.*                                  1,250,253
   30,195   Vocus, Inc.*                                                 314,632
                                                                      ----------
                                                                       3,205,206
                                                                      ----------
            COMPUTER TECHNOLOGY 0.1%
   17,400   Qualstar Corp.*                                               58,290
                                                                      ----------
            COMPUTERS AND PERIPHERALS 0.5%
6,723,025   Anwell Technologies Ltd. (Singapore)                         444,685
                                                                      ----------
            CONSTRUCTION 1.7%
   60,000   Perini Corp.*                                              1,449,000
                                                                      ----------
            DISTRIBUTORS 1.5%
  400,000   Commercial Solutions, Inc.* (Canada)                       1,320,609
                                                                      ----------
            DIVERSIFIED FINANCIAL SERVICES 3.5%
  300,000   Acta Holdings ASA (Norway)                                   795,238
   20,000   ADDENDA Capital, Inc. (Canada)                               540,796
   20,000   Home Capital Group, Inc. (Canada)                            597,541
   36,285   International Maritime Exchange ASA
            (Norway)                                                     368,078
       80   Osaka Securities Exchange Co. (Japan)                        501,631
   26,629   Treasury Group Ltd. (Australia)                              251,128
                                                                      ----------
                                                                       3,054,412
                                                                      ----------
            DRUGS AND PHARMACEUTICALS 2.1%
   40,000   Acusphere, Inc.*                                             213,600
  119,318   ISTA Pharmaceuticals, Inc.*                                  758,862
   22,500   NeoPharm, Inc.*                                              242,775
   20,000   Salix Pharmaceuticals Ltd.*                                  351,600
   20,000   Taro Pharmaceuticals Industries Ltd.* (Israel)               279,400
                                                                      ----------
                                                                       1,846,237
                                                                      ----------
            ELECTRICAL AND ELECTRONICS 0.3%
   15,500   LeCroy Corp.*                                                236,995
                                                                      ----------
            ELECTRICAL EQUIPMENT 0.7%
  550,000   Unisteel Technology Ltd. (Singapore)                         605,213
                                                                      ----------
            ELECTRONIC EQUIPMENT AND INSTRUMENTS 1.2%
1,299,764   Innovalues Precision Ltd. (Singapore)                        511,918
  510,000   Jurong Technologies Industrial Corp. Ltd. (Singapore)        555,065
                                                                      ----------
                                                                       1,066,983
                                                                      ----------

December 31, 2005 (Unaudited)

  SHARES                                                                 VALUE
  ------                                                              ----------
            ELECTRONICS - MEDICAL SYSTEMS 1.9%
   25,000   EPIX Pharmaceuticals, Inc.*                               $  101,000
  194,900   IRIDEX Corp.*                                              1,531,914
                                                                      ----------
                                                                       1,632,914
                                                                      ----------
            ELECTRONICS - SEMICONDUCTORS/COMPONENTS 7.2%
   62,350   Cascade Microtech, Inc.*                                     785,610
  170,000   Leadis Technology, Inc.*                                     875,500
   60,000   MIPS Technologies, Inc.*                                     340,800
  165,550   Nova Measuring Instruments Ltd.* (Israel)                    360,899
   69,300   Pericom Semiconductor Corp.*                                 552,321
  198,800   PLX Technology, Inc.*                                      1,709,680
   88,100   SigmaTel, Inc.*                                            1,154,110
   20,000   Tessera Technologies, Inc.*                                  517,000
                                                                      ----------
                                                                       6,295,920
                                                                      ----------
            ENERGY EQUIPMENT AND SERVICES 0.5%
   842,390  Advanced Holdings Ltd. (Singapore)                           455,880
                                                                      ----------
            FINANCE COMPANIES 2.8%
   50,000   Dollar Financial Corp.*                                      600,000
   80,000   Nicholas Financial, Inc.                                     840,800
   40,000   United PanAm Financial Corp.*                              1,034,800
                                                                      ----------
                                                                       2,475,600
                                                                      ----------
            FINANCIAL - MISCELLANEOUS 1.0%
   30,000   First Cash Financial Services, Inc.*                         874,800
                                                                      ----------
            HEALTH CARE EQUIPMENT AND SUPPLIES 1.6%
  119,000   Cytori Therapeutics, Inc.*                                   952,980
1,000,000   LMA International N.V.* (Singapore)                          447,972
                                                                      ----------
                                                                       1,400,952
                                                                      ----------
            HEALTH CARE FACILITIES 1.1%
   53,114   LHC Group, Inc.*                                             925,777
                                                                      ----------
            HEALTH CARE MANAGEMENT SERVICES 0.7%
   30,000   Birner Dental Management Services, Inc.                      607,500
                                                                      ----------
            HEALTH CARE SERVICES 0.5%
   28,545   DrugMax, Inc.*                                                34,254
   20,000   Healthcare Services Group                                    414,200
                                                                      ----------
                                                                         448,454
                                                                      ----------
            HOUSEHOLD DURABLES 1.1%
   70,000   easyhome Ltd. (Canada)                                       950,907
                                                                      ----------
            INVESTMENT MANAGEMENT COMPANIES 0.1%
    6,000   Technology Investment Capital Corp.                           90,600
                                                                      ----------
            MACHINERY 3.5%
  330,000   Awea Mechantronic Co. Ltd. (Taiwan)                       $  482,574
2,204,500   MMI Holdings Ltd. (Singapore)                                854,997
    6,850   OYO Geospace Corp.*                                          194,951
   60,000   Pason Systems, Inc. (Canada)                               1,490,843
                                                                      ----------
                                                                       3,023,365
                                                                      ----------
            MARINE 1.0%
1,000,000   Ezra Holdings Ltd. (Singapore)                               877,905
                                                                      ----------
            MEDICAL AND DENTAL INSTRUMENTS AND
            SUPPLIES 9.3%
  300,000   Bioject Medical Technologies, Inc.*                          387,000
   65,155   Cryocor, Inc.*                                               368,777
   20,808   Cyberonics, Inc.*                                            672,098
  149,734   Encision, Inc.*                                              434,229
   45,250   Endologix, Inc.*                                             312,225
  231,575   Enpath Medical, Inc.*                                      1,968,388
   26,725   IntraLase Corp.*                                             476,507
  228,900   MTS Medication Technologies, Inc.*                         1,586,277
   25,000   NuVasive, Inc.*                                              452,500
   36,053   Sonic Innovations, Inc.*                                     152,504
  152,440   VNUS Medical Technologies, Inc.*                           1,277,447
                                                                      ----------
                                                                       8,087,952
                                                                      ----------
            MEDICAL SERVICES 0.6%
   55,325   Stratagene Corp.                                             555,463
                                                                      ----------
            METALS AND MINING 2.4%
1,500,000   EuroZinc Mining Corp.* (Canada)                            1,650,761
  382,510   Independence Group NL (Australia)                            484,249
                                                                      ----------
                                                                       2,135,010
                                                                      ----------
            OIL AND GAS 5.4%
   59,500   Energy Partners Ltd.*                                      1,296,505
  135,000   PA Resources AB* (Sweden)                                    657,737
  826,640   Pearl Energy Ltd.* (Singapore)                               730,682
  166,670   Saxon Energy Services, Inc.* (Canada)                        780,975
   60,000   Toreador Resources Corp.*                                  1,264,200
                                                                      ----------
                                                                       4,730,099
                                                                      ----------
            POLLUTION CONTROL AND ENVIRONMENTAL SERVICE 0.5%
  100,000   Synagro Technologies, Inc.                                   423,000
                                                                      ----------

December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                            ------------
             PRODUCTION TECHNOLOGY EQUIPMENT 4.6%
   253,335   inTEST Corp.*                                           $   840,312
    48,325   Intevac, Inc.*                                              637,890
   629,000   LogicVision, Inc.*                                          786,250
    91,508   Mattson Technology, Inc.*                                   920,571
    80,000   Nanometrics, Inc.*                                          880,792
                                                                     -----------
                                                                       4,065,815
                                                                     -----------
             REAL ESTATE INVESTMENT TRUSTS (REIT) 1.8%
    50,000   Medical Properties Trust, Inc.                              489,000
    74,100   New York Mortgage Trust, Inc.                               490,542
    54,435   NorthStar Realty Finance Corp.                              554,693
                                                                     -----------
                                                                       1,534,235
                                                                     -----------
             RENTAL AND LEASING SERVICES - COMMERCIAL 0.5%
   113,000   MicroFinancial, Inc.                                        445,220
                                                                     -----------
             RESTAURANTS 0.1%
   150,000   Steakhouse Partners, Inc.*                                   82,500
                                                                     -----------
             RETAIL 5.3%
    40,000   AC Moore Arts & Crafts, Inc.*                               582,000
    25,000   Big 5 Sporting Goods Corp.                                  547,250
     4,000   Bijou Brigitte AG (Germany)                               1,083,536
       350   Can Do Co. Ltd. (Japan)                                     406,304
 3,199,965   China Hongxing Sports Ltd.* (China)                       1,010,181
    25,400   Cost Plus, Inc.*                                            435,610
    35,000   Rush Enterprises, Inc., Class A*                            520,800
                                                                     -----------
                                                                       4,585,681
                                                                     -----------
             SCIENTIFIC EQUIPMENT AND SUPPLIERS 0.8%
    35,000   Optimal Group, Inc.* (Canada)                               709,100
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT AND PRODUCTS 0.7%
    60,465   O2Micro International Ltd. ADR*
             (Cayman Islands)                                            615,534
    30,380   PSi Technologies Holdings, Inc. ADR*
             (Philippines)                                                19,747
                                                                     -----------
                                                                         635,281
                                                                     -----------
             SHOES 0.9%
    50,000   Bakers Footwear Group, Inc.*                                769,000
                                                                     -----------
             SOFTWARE 0.8%
    30,000   Isra Vision Systems AG* (Germany)                           718,612
                                                                     -----------
             TELECOMMUNICATIONS EQUIPMENT 0.2%
    93,430   Peco II, Inc.*                                              167,240
                                                                     -----------
             TEXTILES, APPAREL AND LUXURY GOODS 1.3%
 1,000,000   Ports Design Ltd. (Hong Kong)                             1,160,751
                                                                     -----------
             TRANSPORTATION - MISCELLANEOUS 0.3%
   500,000   AutoInfo, Inc.*                                         $   290,000
                                                                     -----------
             TRUCKERS 2.9%
    20,000   PAM Transportation Services*                                355,800
    25,000   Universal Truckload Services, Inc.*                         575,000
    20,000   USA Truck, Inc.*                                            582,600
    50,000   Vitran Corp., Inc.* (Canada)                                985,000
                                                                     -----------
                                                                       2,498,400
                                                                     -----------
             WHOLESALERS 1.0%
    32,000   Beacon Roofing Supply, Inc.*                                919,360
                                                                     -----------

             TOTAL COMMON STOCKS
             (COST $70,642,386)                                       83,801,513
                                                                     -----------
             PREFERRED STOCKS 0.2%

             DRUGS AND PHARMACEUTICALS 0.2%
   377,358   Point Biomedical Corp.,
             Series F Pfd.* *** +                                        160,000
                                                                     -----------
             TOTAL PREFERRED STOCKS
             (COST $200,000)                                             160,000
                                                                     -----------
             WARRANTS 0.4%

             COMMERCIAL SERVICES AND SUPPLIES 0.0%
   384,625   ACE Security Laminates Corp.
             expiring 5/23/06* *** + (Canada)                                 --
                                                                     -----------
             COMPUTER SERVICES SOFTWARE AND SYSTEMS 0.0%
   200,000   CorVu Corp. expiring 11/19/06* *** +                             --
                                                                     -----------
             DRUGS AND PHARMACEUTICALS 0.0%
     7,164   Acusphere, Inc. expiring 8/2/08* *** +                           --
     1,436   Acusphere, Inc. expiring 10/20/08* *** +                         --
   113,207   Point Biomedical Corp.
             expiring 2/16/12* *** +                                          --
                                                                     -----------
                                                                              --
                                                                     -----------
             HEALTH CARE SERVICES 0.0%
    64,864   DrugMax, Inc. expiring 11/30/09* *** +                        7,135
                                                                     -----------

December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                             -----------
             METALS AND MINING 0.0%
   125,000   Equigold NL expiring 5/31/07*
             (Australia)                                             $    18,806
                                                                     -----------
             OIL AND GAS 0.1%
    83,335   Saxon Energy Services, Inc.
             expiring 6/22/06* *** + (Canada)                            121,803
                                                                     -----------
             TELECOMMUNICATIONS EQUIPMENT 0.3%
   104,167   WPCS International, Inc.
             expiring 11/16/09* *** +                                    248,949
                                                                     -----------

             TOTAL WARRANTS (COST $0)                                    396,693
                                                                     -----------

 PRINCIPAL
   AMOUNT                                                               VALUE
 ---------                                                           -----------
             SHORT-TERM INVESTMENTS 3.2%

             REPURCHASE AGREEMENT 3.2%
$2,777,000   Repurchase Agreement dated 12/30/05,
             3.30% due 1/3/06 with State Street Bank
             and Trust Co. collateralized by $2,805,000
             of United States Treasury Notes 4.125% due
             8/15/08; value: $2,833,050; repurchase
             proceeds: $2,778,018 (cost $2,777,000)                  $ 2,777,000
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $2,777,000)                                         2,777,000
                                                                     -----------

             TOTAL INVESTMENTS
             (COST $73,619,386) 99.7%                                 87,135,206

             OTHER ASSETS LESS LIABILITIES 0.3%                          224,323
                                                                     -----------

             NET ASSETS 100.0%                                       $87,359,529
                                                                     ===========

             *Non-income producing.

             ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

             +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

             ADR American Depositary Receipt.

             See notes to schedules of investments.

At December 31, 2005, Wasatch Micro Cap Value Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY            %
-------          -----
Australia          1.7
Canada            11.4
Cayman Islands     0.7
China              1.2
Germany            2.1
Hong Kong          1.4
India              0.8
Israel             0.8
Japan              1.1
Korea              1.0
Norway             1.4
Philippines       <0.1
Singapore          6.5
Sweden             0.8
Taiwan             0.6
United Kingdom     0.2
United States     68.3
                 -----
TOTAL            100.0%
                 =====

SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                            ------------
            COMMON STOCKS 95.3%

            AEROSPACE 0.7%
  291,185   Argon ST, Inc.*                                         $  9,020,911
                                                                    ------------
            AIRLINES 0.5%
  709,650   WestJet Airlines Ltd.* ***                                 7,480,276
                                                                    ------------
            BANKS 5.2%
  571,615   Bank of the Ozarks, Inc.                                  21,092,594
  223,535   First Community Bancorp                                   12,153,598
  381,780   HDFC Bank Ltd. ADR                                        19,432,602
  316,225   Prosperity Bancshares, Inc.                                9,088,306
  529,575   UCBH Holding, Inc.                                         9,468,801
                                                                    ------------
                                                                      71,235,901
                                                                    ------------
            BEVERAGE - SOFT DRINKS 0.3%
  119,020   Peet's Coffee & Tea, Inc.*                                 3,612,257
                                                                    ------------
            BIOTECHNOLOGY RESEARCH AND PRODUCTION 2.9%
  166,420   ArthroCare Corp.*                                          7,012,939
  163,085   Charles River Laboratories
            International, Inc.*                                       6,909,911
  347,420   Encysive Pharmaceuticals, Inc.*                            2,741,144
  189,190   Myriad Genetics, Inc.*                                     3,935,152
  469,975   Neurochem, Inc.*                                           6,706,543
1,070,525   QIAGEN N.V.*                                              12,578,669
                                                                    ------------
                                                                      39,884,358
                                                                    ------------
            BUILDING MATERIALS 0.5%
  265,042   Trex Company, Inc.*                                        7,434,428
                                                                    ------------
            CHEMICALS 0.5%
  245,440   Cabot Microelectronics Corp.*                              7,198,755
                                                                    ------------
            COMMERCIAL INFORMATION SERVICES 0.5%
  378,840   LECG Corp.*                                                6,584,239
                                                                    ------------
            COMMERCIAL SERVICES AND SUPPLIES 6.7%
1,212,365   Copart, Inc.*                                             27,957,137
   43,570   Corporate Executive Board Co.                              3,908,229
   72,285   CoStar Group, Inc.*                                        3,120,543
  111,309   CRA International, Inc.*                                   5,308,326
  219,975   Jackson Hewitt Tax Service, Inc.                           6,095,507
  469,280   Regis Corp.                                               18,100,130
  475,235   Resources Connection, Inc.*                               12,384,624
  327,510   West Corp.*                                               13,804,547
                                                                    ------------
                                                                      90,679,043
                                                                    ------------
            COMMUNICATIONS TECHNOLOGY 0.8%
  266,190   j2 Global Communications, Inc.*                           11,376,961
                                                                    ------------
            COMPUTER SERVICES SOFTWARE AND SYSTEMS 7.6%
  574,535   Akamai Technologies, Inc.*                              $ 11,450,482
  421,216   Cognizant Technology Solutions Corp., Class A*            21,208,226
  840,555   Kanbay International, Inc.*                               13,356,419
  471,610   Macrovision Corp.*                                         7,890,035
  144,380   NAVTEQ Corp.*                                              6,333,951
  410,526   Retalix Ltd.*                                             10,041,466
  552,655   SRA International, Inc., Class A*                         16,878,084
   35,315   Tele Atlas N.V.*                                             944,513
  239,360   Websense, Inc.*                                           15,711,590
                                                                    ------------
                                                                     103,814,766
                                                                    ------------
            CONSUMER ELECTRONICS 0.6%
  582,900   DTS, Inc.*                                                 8,626,920
                                                                    ------------
            CONSUMER PRODUCTS 1.4%
  768,905   Yankee Candle Co., Inc.                                   19,683,968
                                                                    ------------
            DIVERSIFIED FINANCIAL SERVICES 0.5%
  253,820   AWD Holding AG                                             7,040,714
                                                                    ------------
            DRUGS AND PHARMACEUTICALS 2.0%
  295,215   Ligand Pharmaceuticals, Inc., Class B*                     3,291,647
  363,845   Medicis Pharmaceutical Corp., Class A                     11,661,232
  226,950   NeoPharm, Inc.*                                            2,448,791
  399,150   Salix Pharmaceuticals Ltd.*                                7,017,057
  198,850   Taro Pharmaceuticals Industries Ltd.*                      2,777,935
                                                                    ------------
                                                                      27,196,662
                                                                    ------------
            EDUCATION SERVICES 2.4%
  231,940   Strayer Education, Inc.                                   21,732,778
  345,855   Universal Technical Institute, Inc.*                      10,700,754
                                                                    ------------
                                                                      32,433,532
                                                                    ------------
            ELECTRICAL AND ELECTRONICS 1.4%
  790,310   Power Integrations, Inc.*                                 18,817,281
                                                                    ------------
            ELECTRONICS 0.9%
  671,345   Semtech Corp.*                                            12,258,760
                                                                    ------------
            ELECTRONICS - MEDICAL SYSTEMS 0.3%
  199,065   NXStage Medical, Inc.*                                     2,380,817
  136,806   NXStage Medical, Inc.* *** +                               1,342,410
                                                                    ------------
                                                                       3,723,227
                                                                    ------------
            ELECTRONICS - SEMICONDUCTORS/COMPONENTS 7.0%
1,040,365   AMIS Holdings, Inc.*                                      11,079,887
   30,900   Hittite Microwave Corp.*                                     715,026
  876,967   Integrated Device Technology, Inc.*                       11,558,425
1,714,685   Micrel, Inc.*                                             19,890,346
1,070,480   PLX Technology, Inc.*                                      9,206,128
  348,355   SigmaTel, Inc.*                                            4,563,451
  445,450   Silicon Laboratories, Inc.*                               16,330,197
  263,327   SiRF Technology Holdings, Inc.*                            7,847,145
  556,805   Tessera Technologies, Inc.*                               14,393,409
                                                                    ------------
                                                                      95,584,014
                                                                    ------------

December 31, 2005 (Unaudited)

  SHARES                                                               VALUE
  ------                                                          --------------
            ENGINEERING AND CONTRACTING SERVICES 1.5%
  389,060   Stantec, Inc.*                                        $   13,266,946
  191,620   URS Corp.*                                                 7,206,828
                                                                  --------------
                                                                      20,473,774
                                                                  --------------
            ENTERTAINMENT 0.8%
  287,740   Marvel Entertainment, Inc.*                                4,713,181
  429,415   Outdoor Channel Holdings, Inc.*                            5,797,103
                                                                  --------------
                                                                      10,510,284
                                                                  --------------
            FINANCIAL INFORMATION SERVICES 2.9%
  967,990   FactSet Research Systems, Inc.                            39,842,468
                                                                  --------------
            FINANCIAL - MISCELLANEOUS 1.3%
  591,750   Brown & Brown, Inc.                                       18,072,045
                                                                  --------------
            HEALTH CARE FACILITIES 3.5%
  455,275   American Healthways, Inc.*                                20,601,194
  157,365   Pharmaceutical Product Development, Inc.                   9,748,762
  529,027   United Surgical Partners International,
            Inc.*                                                     17,008,218
                                                                  --------------
                                                                      47,358,174
                                                                  --------------
            HEALTH CARE MANAGEMENT SERVICES 4.3%
  707,375   AMERIGROUP Corp.*                                         13,765,518
1,486,133   AmSurg Corp.* ++                                          33,973,000
  122,510   Pediatrix Medical Group, Inc.*                            10,850,711
                                                                  --------------
                                                                      58,589,229
                                                                  --------------
            HEALTH CARE PROVIDERS AND SERVICES 1.3%
  430,844   Icon plc ADR*                                             17,724,922
                                                                  --------------
            HOME BUILDING 2.3%
  360,475   Meritage Homes Corp.*                                     22,681,087
   11,329   NVR, Inc.*                                                 7,952,958
                                                                  --------------
                                                                      30,634,045
                                                                  --------------
            HOUSEHOLD DURABLES 0.4%
  194,130   Desarrolladora Homex S.A. de C.V. ADR*                     5,955,908
                                                                  --------------
            INVESTMENT MANAGEMENT COMPANIES 0.7%
  287,877   Calamos Asset Management, Inc., Class A                    9,053,732
                                                                  --------------
            LEISURE TIME 0.8%
  273,380   Life Time Fitness, Inc.*                                  10,413,044
                                                                  --------------
            MACHINERY 0.7%
  381,750   Pason Systems, Inc.                                        9,485,491
                                                                  --------------
            MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 5.0%
  699,947   Abaxis, Inc.*                                             11,535,127
  528,142   Dexcom, Inc.*                                              7,879,879
  242,710   ResMed, Inc.*                                              9,298,220
  603,183   Techne Corp.*                                             33,868,725
  272,530   Wright Medical Group, Inc.*                                5,559,612
                                                                  --------------
                                                                      68,141,563
                                                                  --------------
            MEDICAL SERVICES 0.8%
  368,880   PRA International*                                    $   10,383,972
                                                                  --------------
            MISCELLANEOUS MATERIALS AND COMMODITIES 0.3%
  165,974   Symyx Technologies, Inc.*                                  4,529,430
                                                                  --------------
            OIL AND GAS 0.3%
  221,555   Toreador Resources Corp.*                                  4,668,164
                                                                  --------------
            REAL ESTATE INVESTMENT TRUSTS (REIT) 0.8%
  263,878   Redwood Trust, Inc.                                       10,887,606
                                                                  --------------
            RECREATIONAL VEHICLES AND BOATS 0.7%
  265,885   Winnebago Industries, Inc.                                 8,848,653
                                                                  --------------
            RESTAURANTS 0.9%
  227,445   PF Chang's China Bistro, Inc.*                            11,288,095
   59,620   Texas Roadhouse, Inc., Class A*                              927,091
                                                                  --------------
                                                                      12,215,186
                                                                  --------------
            RETAIL 15.6%
  575,125   Big 5 Sporting Goods Corp.                                12,589,486
   60,500   Bijou Brigitte AG                                         16,388,488
  207,150   Blue Nile, Inc.*                                           8,350,217
  200,312   Central Garden & Pet Co.*                                  9,202,333
  256,751   Chico's FAS, Inc.*                                        11,279,071
   72,900   Golf Galaxy, Inc.*                                         1,396,035
  778,385   Guitar Center, Inc.*                                      38,927,034
  793,681   Hibbett Sporting Goods, Inc.*                             22,604,035
1,161,795   Monsoon plc*                                               8,157,551
1,717,449   O'Reilly Automotive, Inc.*                                54,975,542
  295,315   Pacific Sunwear of California, Inc.*                       7,359,250
  449,410   PETCO Animal Supplies, Inc.*                               9,864,550
  501,570   Tuesday Morning Corp.                                     10,492,844
                                                                  --------------
                                                                     211,586,436
                                                                  --------------
            SAVINGS AND LOANS 0.5%
  182,638   Harbor Florida Bancshares, Inc.                            6,766,738
                                                                  --------------
            SECURITIES BROKERAGE AND SERVICES 0.9%
  478,679   optionsXpress Holdings, Inc.                              11,751,569
                                                                  --------------
            SEMICONDUCTOR EQUIPMENT AND PRODUCTS 2.0%
  894,975   CSR plc*                                                  14,398,756
1,260,940   O2Micro International Ltd. ADR*                           12,836,369
                                                                  --------------
                                                                      27,235,125
                                                                  --------------
            TRUCKERS 3.5%
2,306,330   Knight Transportation, Inc.                               47,810,211
                                                                  --------------
            WHOLESALERS 0.8%
  359,330   Beacon Roofing Supply, Inc.*                              10,323,551
                                                                  --------------

            TOTAL COMMON STOCKS
            (COST $983,802,580)                                    1,296,948,293
                                                                  --------------

December 31, 2005 (Unaudited)

  SHARES                                                                 VALUE
  ------                                                              ----------
              PREFERRED STOCKS 0.7%

              BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.2%
  677,966     Nanosys, Inc., Series D Pfd.* *** +                     $2,000,000
                                                                      ----------
              DRUGS AND PHARMACEUTICALS 0.1%
3,773,584     Point Biomedical Corp.,
              Series F Pfd.* *** +                                     1,600,000
                                                                      ----------
              ELECTRONICS - MEDICAL SYSTEMS 0.1%
1,620,220     Zonare Medical Systems, Inc.,
              Series E Pfd.* *** +                                     1,343,162
                                                                      ----------

              HEALTH CARE MANAGEMENT SERVICES 0.1%
  516,161     Elder Health, Inc., Series G Pfd.* *** +                   571,428
  362,782     TargetRX, Inc., Series D Pfd.* *** +                       769,098
                                                                      ----------
                                                                       1,340,526
                                                                      ----------
              MEDICAL SERVICES 0.2%
2,407,476     GeneOhm Sciences, Inc.,
              Series C Pfd.* *** +                                     2,768,597
                                                                      ----------
              TOTAL PREFERRED STOCKS
              (COST $9,609,123)                                        9,052,285
                                                                      ----------

              LIMITED PARTNERSHIP INTEREST 0.1%

              OTHER 0.1%
              Montagu Newhall Global Partners II-B,
              L.P.* *** +                                                849,577

                                                                      ----------

              TOTAL LIMITED PARTNERSHIP INTEREST
              (COST $971,435)                                            849,577
                                                                      ----------
              WARRANTS 0.0%

              DRUGS AND PHARMACEUTICALS 0.0%
1,132,075     Point Biomedical Corp.
              expiring 2/16/12* *** +                                         --
                                                                      ----------
              ELECTRONICS - MEDICAL SYSTEMS 0.0%
  243,033     Zonare Medical Systems, Inc.
              expiring 6/30/11* *** +                                         --
                                                                      ----------
              MEDICAL SERVICES 0.0%
  361,121     GeneOhm Sciences, Inc.
              expiring 4/20/10* *** +                                 $       --
                                                                      ----------

              TOTAL WARRANTS (COST $0)                                        --
                                                                      ----------

 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------                                                         --------------
              SHORT-TERM INVESTMENTS 4.3%

              REPURCHASE AGREEMENT 4.3%
$59,337,000   Repurchase Agreement dated 12/30/05,
              3.30% due 1/3/06 with State Street Bank
              and Trust Co. collateralized by $59,435,000
              of United States Treasury Notes 3.875% and 4.00%
              due 5/15/09 and 11/15/12 and United States
              Treasury Bonds 5.25% and 8.125% due 2/15/29 and
              8/15/19; value: $60,528,621 repurchase proceeds:
              $59,358,757+++ (cost $59,337,000)                   $   59,337,000
                                                                  --------------
              TOTAL SHORT-TERM INVESTMENTS
              (COST $59,337,000)                                      59,337,000
                                                                  --------------

              TOTAL INVESTMENTS
              (COST $1,053,720,138) 100.4%                         1,366,187,155

              LIABILITIES LESS OTHER ASSETS (0.4)%                    (5,501,723)
                                                                  --------------

              NET ASSETS 100.0%                                   $1,360,685,432
                                                                  ==============

              *Non-income producing.

              ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

              +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

              ++Affiliated company (see Note 5).

              +++All or a portion of this security has been designated as collateral for purchase commitments (See Note 7).

              ADR American Depositary Receipt.

              PIPE Private Investment in a Public Equity.

              See notes to schedules of investments.

SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                             -----------
            COMMON STOCKS 98.2%

            AEROSPACE 0.6%
  209,318   HEICO Corp., Class A+++                                  $ 4,295,205
                                                                     -----------
            AUTO PARTS - AFTER MARKET 4.8%
  748,864   Aftermarket Technology Corp.*                             14,557,916
  628,239   Keystone Automotive Industries, Inc.*                     19,776,964
                                                                     -----------
                                                                      34,334,880
                                                                     -----------
            BANKS 4.2%
  600,050   Franklin Bank Corp.*                                      10,794,899
  192,750   Matrix Bancorp, Inc. PIPE* *** +                           3,349,941
  281,975   Placer Sierra Bancshares                                   7,813,527
1,238,722   UTI Bank Ltd.                                              7,920,443
                                                                     -----------
                                                                      29,878,810
                                                                     -----------
            BUILDING MATERIALS 0.6%
   33,525   NCI Building Systems, Inc.*                                1,424,142
  104,934   Trex Company, Inc.*                                        2,943,399
                                                                     -----------
                                                                       4,367,541
                                                                     -----------
            BUILDING - MISCELLANEOUS 1.7%
  441,645   Drew Industries, Inc.*                                    12,449,973
                                                                     -----------
            COMMERCIAL SERVICES AND SUPPLIES 4.0%
  663,522   AMN Healthcare Services, Inc.*                            13,124,465
  297,214   Monro Muffler, Inc.                                        9,011,528
  605,255   SM&A*                                                      4,981,249
   50,475   World Fuel Services Corp.                                  1,702,017
                                                                     -----------
                                                                      28,819,259
                                                                     -----------
            COMPUTER SERVICES SOFTWARE AND SYSTEMS 1.3%
   76,420   DealerTrack Holdings, Inc.*                                1,603,291
  663,855   NetScout Systems, Inc.*                                    3,618,010
  121,985   SPSS, Inc.*                                                3,772,996
                                                                     -----------
                                                                       8,994,297
                                                                     -----------
            CONSUMER ELECTRONICS 0.4%
  355,171   PLATO Learning, Inc.*                                      2,820,058
                                                                     -----------
            CONSUMER PRODUCTS 0.7%
  310,278   Helen of Troy Ltd.*                                        4,998,579
                                                                     -----------
            CONTAINERS AND PACKAGING - METAL AND GLASS 1.8%
  273,857   Mobile Mini, Inc.*                                        12,980,822
                                                                     -----------
            DIVERSIFIED FINANCIAL SERVICES 3.3%
  250,735   Caliber Global Investment Ltd.                             2,444,666
  164,575   Eurocastle Investment Ltd.                                 3,796,177
  349,350   Housing Development Finance Corp. Ltd.                     9,379,149
  585,675   U.S.I. Holdings Corp.*                                     8,064,745
                                                                     -----------
                                                                      23,684,737
                                                                     -----------
            ELECTRICAL AND ELECTRONICS 1.4%
1,064,075   TTM Technologies, Inc.*                                  $10,002,305
                                                                     -----------
            ELECTRONICS 2.9%
  424,219   Nu Horizons Electronics Corp.*                             4,284,612
  375,395   Supertex, Inc.*                                           16,611,229
                                                                     -----------
                                                                      20,895,841
                                                                     -----------
            ELECTRONICS - SEMICONDUCTORS/COMPONENTS 3.8%
  656,025   ASE Test Ltd.*                                             5,149,796
  246,575   Excel Technology, Inc.*                                    5,863,553
  108,805   International Rectifier Corp.*                             3,470,880
  387,700   Micrel, Inc.*                                              4,497,320
1,026,575   Pericom Semiconductor Corp.*                               8,181,803
                                                                     -----------
                                                                      27,163,352
                                                                     -----------
            FINANCE COMPANIES 4.2%
  127,730   Accredited Home Lenders Holding Co.*                       6,332,853
  681,825   Dollar Financial Corp.*                                    8,181,900
  594,610   United PanAm Financial Corp.*                             15,382,561
                                                                     -----------
                                                                      29,897,314
                                                                     -----------
            FINANCE - SMALL LOAN 2.9%
  813,565   AmeriCredit Corp.* +++                                    20,851,671
                                                                     -----------
            FINANCIAL DATA PROCESSING SERVICES AND SYSTEMS 0.4%
  434,560   Hypercom Corp.*                                            2,776,838
                                                                     -----------
            FINANCIAL - MISCELLANEOUS 1.7%
  295,004   Fidelity National Financial, Inc.                         10,853,197
   51,625   Fidelity National Title Group, Inc.,
            Class A                                                    1,257,069
                                                                     -----------
                                                                      12,110,266
                                                                     -----------
            FOODS 0.8%
  351,821   NBTY, Inc.*                                                5,717,091
                                                                     -----------
            HEALTH CARE FACILITIES 1.8%
  527,050   Capital Senior Living Corp.*                               5,449,697
  431,324   LHC Group, Inc.*                                           7,517,977
                                                                     -----------
                                                                      12,967,674
                                                                     -----------
            HOME BUILDING 3.4%
  136,075   Hovnanian Enterprises, Inc., Class A*                      6,754,763
  160,897   M.D.C. Holdings, Inc.                                      9,972,396
  217,320   Toll Brothers, Inc.*                                       7,527,965
                                                                     -----------
                                                                      24,255,124
                                                                     -----------
            HOTELS, RESTAURANTS AND LEISURE 0.9%
  195,900   Orient-Express Hotels Ltd., Class A                        6,174,768
                                                                     -----------

December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                            ------------
            INSURANCE 2.5%
  629,237   Hub International Ltd.                                  $ 16,234,315
  156,295   KMG America Corp.*                                         1,434,788
                                                                    ------------
                                                                      17,669,103
                                                                    ------------
            INVESTMENT MANAGEMENT COMPANIES 3.7%
  277,920   Apollo Investment Corp.                                    4,983,106
  482,975   Ares Capital Corp.                                         7,761,408
      400   Brantley Mezzanine Finance,
            LLC* ** *** +                                                     --
  685,908   MCG Capital Corp.                                         10,007,398
  227,924   Technology Investment Capital Corp.                        3,441,652
                                                                    ------------
                                                                      26,193,564
                                                                    ------------
            MACHINERY 0.2%
    50,920  OYO Geospace Corp.*                                        1,449,183
                                                                    ------------
            MANUFACTURING 0.3%
    83,175  Reddy Ice Holdings, Inc.                                   1,814,047
                                                                    ------------
            MEDICAL SERVICES 2.0%
  116,020   Magellan Health Services, Inc.*                            3,648,829
  556,685   U.S. Physical Therapy, Inc.*                              10,281,972
                                                                    ------------
                                                                      13,930,801
                                                                    ------------
            METALS FABRICATING 0.4%
  122,820   Encore Wire Corp.*                                         2,795,383
                                                                    ------------
            OIL AND GAS 7.2%
  329,265   CNX Gas Corp.* *** +                                       6,832,249
  262,240   Petrohawk Energy Corp.*                                    3,466,813
  253,100   Plains Exploration & Production Co.*                      10,055,663
2,833,875   Saxon Energy Services, Inc.*                              13,278,840
  537,585   Toreador Resources Corp.*                                 11,326,916
  113,150   Ultra Petroleum Corp.*                                     6,313,770
                                                                    ------------
                                                                      51,274,251
                                                                    ------------
            PRODUCTION TECHNOLOGY EQUIPMENT 0.4%
  255,900   Nanometrics, Inc.*                                         2,817,433
                                                                    ------------
            REAL ESTATE INVESTMENT TRUSTS (REIT) 15.3%
  548,565   Anworth Mortgage Asset Corp.                               4,004,524
  283,525   Arbor Realty Trust, Inc.                                   7,348,968
  475,000   CBRE Realty Financial, Inc.*** +                           7,125,000
  300,000   Crystal River Capital, Inc.*** +                           7,500,000
1,442,370   HomeBanc Corp.                                            10,788,928
  548,975   JER Investors Trust, Inc.                                  9,305,126
  406,485   KKR Financial Corp.                                        9,751,575
  812,175   Medical Properties Trust, Inc.                             7,943,072
  549,725   MortgageIT Holdings, Inc.                                  7,509,244
1,315,640   NorthStar Realty Finance Corp.                            13,406,372
  395,675   Redwood Trust, Inc.                                       16,325,550
  702,765   Saxon Capital, Inc.                                        7,962,327
                                                                    ------------
                                                                     108,970,686
                                                                    ------------
            RENTAL AND LEASING SERVICES - COMMERCIAL 2.3%
  490,660   McGrath RentCorp                                        $ 13,640,348
  670,108   MicroFinancial, Inc.                                       2,640,226
                                                                    ------------
                                                                      16,280,574
                                                                    ------------
            RETAIL 7.8%
  172,320   American Eagle Outfitters, Inc.                            3,959,914
  355,057   America's Car-Mart, Inc.*                                  5,865,542
  319,356   Big 5 Sporting Goods Corp.                                 6,990,703
  444,675   Global Imaging Systems, Inc.*                             15,399,095
  531,505   Lithia Motors, Inc., Class A                              16,710,517
  202,895   PETCO Animal Supplies, Inc.*                               4,453,545
   86,412   Sonic Automotive, Inc.                                     1,925,259
                                                                    ------------
                                                                      55,304,575
                                                                    ------------
            SAVINGS AND LOANS 2.2%
  934,134   Commercial Capital Bancorp, Inc.                          15,992,374
                                                                    ------------
            SHOES 0.7%
  190,740   Kenneth Cole Productions, Inc., Class A                    4,863,870
                                                                    ------------
            TRUCKERS 4.6%
  163,815   J.B. Hunt Transport Services, Inc.                         3,708,771
  847,700   Quality Distribution, Inc.*                                6,756,169
  392,442   Transport Corporation of America, Inc.* ++                 3,877,327
  225,730   USA Truck, Inc.*                                           6,575,515
  601,900   Vitran Corp., Inc.*                                       11,857,430
                                                                    ------------
                                                                      32,775,212
                                                                    ------------
            WHOLESALERS 1.0%
  235,775   Beacon Roofing Supply, Inc.*                               6,773,816
                                                                    ------------
            TOTAL COMMON STOCKS
            (COST $535,136,847)                                      699,341,277
                                                                    ------------
            WARRANTS 0.0%

            OIL AND GAS 0.0%
  187,500   Saxon Energy Services, Inc.
            expiring 4/7/06* *** +                                            --
                                                                    ------------

            TOTAL WARRANTS (COST $0)                                          --
                                                                    ------------

December 31, 2005 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                VALUE
 ---------                                                          ------------
             CORPORATE BONDS 0.3%

             INVESTMENT MANAGEMENT COMPANIES 0.3%
$2,000,000   Brantley Mezzanine Finance, LLC,
             10.00%, 9/21/09*** +                                   $  1,928,000
                                                                    ------------
             TOTAL CORPORATE BONDS
             (COST $1,968,396)                                         1,928,000
                                                                    ------------
             SHORT-TERM INVESTMENTS 1.2%

             REPURCHASE AGREEMENT 1.2%
 8,963,000   Repurchase Agreement dated 12/30/05,
             3.30% due 1/3/06 with State Street Bank
             and Trust Co. collateralized by $9,055,000
             of United States Treasury Notes 4.125% due
             8/15/08; value: $9,145,550; repurchase
             proceeds: $8,966,286 (cost $8,963,000)                    8,963,000
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $8,963,000)                                         8,963,000
                                                                    ------------

             TOTAL INVESTMENTS
             (COST $546,068,243) 99.7%                               710,232,277

             OTHER ASSETS LESS LIABILITIES 0.3%                        1,855,819
                                                                    ------------

             NET ASSETS 100.0%                                      $712,088,096
                                                                    ============
             SECURITIES SOLD SHORT

    40,300   HEICO Corp. (proceeds $326,420)                        $  1,042,964
                                                                    ============

             *Non-income producing.

             **Common units.

             ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

             +Security purchased in a private placement transaction or under Rule 144A of Securities Act of 1933 (see Note 6).

             ++Affiliated company (see Note 5).

             +++All or a portion of this security has been designated as collateral for short positions.

             PIPE Private Investment in a Public Equity.

             See notes to schedules of investments.

ULTRA GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                             -----------
            COMMON STOCKS 93.1%

            AEROSPACE 1.4%
   56,245   Argon ST, Inc.*                                          $ 1,742,470
  131,790   MTC Technologies, Inc.*                                    3,608,410
                                                                     -----------
                                                                       5,350,880
                                                                     -----------
            BANKS 1.6%
  116,200   HDFC Bank Ltd. ADR                                         5,914,580
                                                                     -----------
            BIOTECHNOLOGY RESEARCH AND PRODUCTION 3.8%
   88,105   ArthroCare Corp.*                                          3,712,745
   57,375   Celgene Corp.*                                             3,717,900
   88,675   Encysive Pharmaceuticals, Inc.*                              699,646
  176,195   Neurochem, Inc.*                                           2,514,302
  212,550   Orchid Cellmark, Inc.*                                     1,615,380
  153,500   QIAGEN N.V.*                                               1,803,625
                                                                     -----------
                                                                      14,063,598
                                                                     -----------
            CASINOS AND GAMBLING 1.0%
  142,035   Shuffle Master, Inc.*                                      3,570,760
                                                                     -----------
            CHEMICALS 0.4%
   53,140   Cabot Microelectronics Corp.*                              1,558,596
                                                                     -----------
            COMMERCIAL INFORMATION SERVICES 2.5%
  405,295   LECG Corp.*                                                7,044,027
   71,635   Morningstar, Inc.*                                         2,481,436
                                                                     -----------
                                                                       9,525,463
                                                                     -----------
            COMMERCIAL SERVICES AND SUPPLIES 4.0%
   37,537   Advisory Board Co. (The)*                                  1,789,389
  146,090   AMN Healthcare Services, Inc.*                             2,889,660
   41,763   Corporate Executive Board Co.                              3,746,141
   70,486   CoStar Group, Inc.*                                        3,042,881
1,092,000   Raffles Education Corp. Ltd.                               1,103,130
   14,590   Resources Connection, Inc.*                                  380,215
  254,245   SM&A*                                                      2,092,436
                                                                     -----------
                                                                      15,043,852
                                                                     -----------
            COMMUNICATIONS TECHNOLOGY 0.4%
  128,765   Novatel Wireless, Inc.*                                    1,559,344
                                                                     -----------
            COMPUTER SERVICES SOFTWARE AND
            SYSTEMS 18.6%
   95,380   Affiliated Computer Services, Inc.,
            Class A*                                                   5,644,588
  303,440   Akamai Technologies, Inc.*                                 6,047,559
  165,385   Cognizant Technology Solutions Corp.,
            Class A*                                                   8,327,135
   38,290   DealerTrack Holdings, Inc.*                                  803,324
  276,855   Kanbay International, Inc.*                                4,399,226
  693,710   Lionbridge Technologies, Inc.*                             4,869,844
   93,555   NAVTEQ Corp.*                                              4,104,258
   64,345   NeuStar, Inc., Class A*                                    1,961,879
   85,445   Open Solutions, Inc.*                                    $ 1,958,399
  218,985   Opnet Technologies, Inc.*                                  2,012,472
   85,445   QLogic Corp.*                                              2,777,817
   71,470   SI International, Inc.*                                    2,184,838
  343,633   SRA International, Inc., Class A*                         10,494,552
   81,685   Tele Atlas N.V.*                                           2,184,696
  164,130   Unica Corp.*                                               1,977,767
  147,300   Websense, Inc.*                                            9,668,772
                                                                     -----------
                                                                      69,417,126
                                                                     -----------
            DRUGS AND PHARMACEUTICALS 1.7%
  125,610   ISTA Pharmaceuticals, Inc.*                                  798,880
  101,345   NeoPharm, Inc.*                                            1,093,512
  101,395   Salix Pharmaceuticals Ltd.*                                1,782,524
1,223,771   Sigma Pharmaceuticals Ltd.*                                2,802,153
                                                                     -----------
                                                                       6,477,069
                                                                     -----------
            EDUCATION SERVICES 3.2%
   66,425   Laureate Education, Inc.*                                  3,487,977
   56,955   Strayer Education, Inc.                                    5,336,683
  105,030   Universal Technical Institute, Inc.*                       3,249,628
                                                                     -----------
                                                                      12,074,288
                                                                     -----------
            ELECTRICAL AND ELECTRONICS 1.0%
  159,823   Power Integrations, Inc.*                                  3,805,386
                                                                     -----------
            ELECTRONICS 0.5%
   79,060   FLIR Systems, Inc.*                                        1,765,410
                                                                     -----------
            ELECTRONICS - MEDICAL SYSTEMS 2.1%
  133,060   eResearch Technology, Inc.*                                2,009,206
   23,865   Intuitive Surgical, Inc.*                                  2,798,649
   86,215   NXStage Medical, Inc.*                                     1,031,131
  183,653   NXStage Medical, Inc.* *** +                               1,856,706
                                                                     -----------
                                                                       7,695,692
                                                                     -----------

            ELECTRONICS - SEMICONDUCTORS/COMPONENTS 10.9%
   57,227   Integrated Device Technology, Inc.*                          754,252
  514,795   Micrel, Inc.*                                              5,971,622
  312,725   Microchip Technology, Inc.                                10,054,109
   65,575   Microsemi Corp.*                                           1,813,804
  302,295   National Semiconductor Corp.                               7,853,624
   58,975   Saifun Semiconductors Ltd.*                                1,855,943
   94,020   SigmaTel, Inc.*                                            1,231,662
  163,715   Silicon Laboratories, Inc.*                                6,001,792
   67,761   SiRF Technology Holdings, Inc.*                            2,019,278
  124,320   Tessera Technologies, Inc.*                                3,213,672
                                                                     -----------
                                                                      40,769,758
                                                                     -----------
            ENTERTAINMENT 0.4%
  110,765   Outdoor Channel Holdings, Inc.*                            1,495,328
                                                                     -----------

December 31, 2005 (Unaudited)

  SHARES                                                                VALUE
  ------                                                            ------------
            FINANCE - SMALL LOAN 2.1%
  302,040   AmeriCredit Corp.*                                      $  7,741,285
                                                                    ------------
            FINANCIAL DATA PROCESSING SERVICES AND SYSTEMS 1.2%
  212,000   Heartland Payment Systems, Inc.*                           4,591,920
                                                                    ------------
            FINANCIAL INFORMATION SERVICES 0.6%
   58,090   FactSet Research Systems, Inc.                             2,390,984
                                                                    ------------
            FINANCIAL - MISCELLANEOUS 0.5%
   64,249   First Cash Financial Services, Inc.*                       1,873,501
                                                                    ------------
            HEALTH CARE FACILITIES 7.2%
  232,821   American Healthways, Inc.*                                10,535,150
   35,422   Psychiatric Solutions, Inc.*                               2,080,688
  446,911   United Surgical Partners
            International, Inc.*                                      14,368,189
                                                                    ------------
                                                                      26,984,027
                                                                    ------------
            HEALTH CARE MANAGEMENT SERVICES 5.6%
  141,970   AMERIGROUP Corp.*                                          2,762,736
  427,629   AmSurg Corp.* +++                                          9,775,599
   70,145   Pediatrix Medical Group, Inc.*                             6,212,743
   49,235   WellCare Health Plans, Inc.*                               2,011,250
                                                                    ------------
                                                                      20,762,328
                                                                    ------------
            HEALTH CARE PROVIDERS AND SERVICES 0.9%
   81,962   Icon plc ADR*                                              3,371,917
                                                                    ------------
            HEALTH CARE SERVICES 1.0%
   23,390   Express Scripts, Inc.*                                     1,960,082
   31,420   Stericycle, Inc.*                                          1,850,010
                                                                    ------------
                                                                       3,810,092
                                                                    ------------
            INTERNET AND CATALOG RETAIL 1.0%
  109,585   Submarino S.A. GDR* ***                                    3,890,314
                                                                    ------------
            INVESTMENT MANAGEMENT COMPANIES 0.7%
   79,691   Calamos Asset Management, Inc., Class A                    2,506,282
                                                                    ------------
            LEISURE TIME 0.5%
   52,880   Life Time Fitness, Inc.*                                   2,014,199
                                                                    ------------
            MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 3.9%
   78,865   Abaxis, Inc.*                                              1,299,695
   15,110   Biosite, Inc.*                                               850,542
   50,071   Dexcom, Inc.*                                                747,059
  200,480   IntraLase Corp.*                                           3,574,558
   95,215   Kinetic Concepts, Inc.*                                    3,785,749
   54,161   NuVasive, Inc.*                                              980,314
   45,910   ResMed, Inc.*                                              1,758,812
   24,225   SurModics, Inc.*                                             896,083
   15,645   Techne Corp.*                                                878,467
                                                                    ------------
                                                                      14,771,279
                                                                    ------------
            MEDICAL SERVICES 0.5%
   66,030   VCA Antech, Inc.*                                       $  1,862,046
                                                                    ------------
            MISCELLANEOUS MATERIALS AND COMMODITIES 0.5%
   65,385   Symyx Technologies, Inc.*                                  1,784,357
                                                                    ------------
            PRODUCTION TECHNOLOGY EQUIPMENT 1.1%
  153,390   Intevac, Inc.*                                             2,024,748
  150,570   Rudolph Technologies, Inc.*                                1,939,342
                                                                    ------------
                                                                       3,964,090
            RETAIL 7.9%
   24,495   Blue Nile, Inc.*                                             987,393
   20,120   Central Garden & Pet Co.*                                    924,313
  113,159   Dollar Tree Stores, Inc.*                                  2,709,027
  136,530   Guitar Center, Inc.*                                       6,827,865
   66,697   Hibbett Sporting Goods, Inc.*                              1,899,531
  212,865   Michaels Stores, Inc.                                      7,529,035
  265,625   O'Reilly Automotive, Inc.*                                 8,502,656
                                                                    ------------
                                                                      29,379,820
                                                                    ------------
            SAVINGS AND LOANS 1.1%
  250,245   Commercial Capital Bancorp, Inc.                           4,284,194
                                                                    ------------
            SEMICONDUCTOR EQUIPMENT AND PRODUCTS 1.9%
  693,445   O2Micro International Ltd. ADR*                            7,059,270
                                                                    ------------
            TRUCKERS 1.4%
  253,028   Knight Transportation, Inc.                                5,245,260
                                                                    ------------
            TOTAL COMMON STOCKS
            (COST $289,174,788)                                      348,374,295
                                                                    ------------
            PREFERRED STOCKS 1.5%

            BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.1%
  169,492   Nanosys, Inc., Series D Pfd.* *** +                          500,001
                                                                    ------------
            COMMUNICATIONS TECHNOLOGY 0.0%
   91,388   Xtera Communications, Inc.,
            Series A-1 Pfd.* *** +                                        99,065
                                                                    ------------
            CONSUMER PRODUCTS 0.1%
  201,613   Ophthonix, Inc.,
            Series C Pfd.* *** +                                         500,000
                                                                    ------------
            DRUGS AND PHARMACEUTICALS 0.3%
2,830,188   Point Biomedical Corp.,
            Series F Pfd.* *** +                                       1,200,000
                                                                    ------------

December 31, 2005 (Unaudited)

  SHARES                                                                 VALUE
  ------                                                              ----------
            ELECTRONICS - MEDICAL SYSTEMS 0.3%
1,080,146   Zonare Medical Systems, Inc.,
            Series E Pfd.* *** +                                      $  895,441
                                                                      ----------

            HEALTH CARE MANAGEMENT SERVICES 0.2%
  516,161   Elder Health, Inc., Series G Pfd.* *** +                     571,428
  108,917   TargetRX, Inc., Series D Pfd.* *** +                         230,904
                                                                      ----------
                                                                         802,332
                                                                      ----------
            MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 0.3%
  243,902   TherOx, Inc., Series I Pfd.* *** +                           999,998
                                                                      ----------
            MEDICAL SERVICES 0.2%
  722,932   GeneOhm Sciences, Inc.,
            Series C Pfd.* *** +                                         831,372
                                                                      ----------
            TOTAL PREFERRED STOCKS
            (COST $6,232,768)                                          5,828,209
                                                                      ----------
            LIMITED PARTNERSHIP INTEREST 0.2%

            OTHER 0.2%
            Montagu Newhall Global Partners
            II-B, L.P.* *** +                                            764,619
                                                                      ----------

            TOTAL LIMITED PARTNERSHIP INTEREST
            (COST $874,292)                                              764,619
                                                                      ----------
            WARRANTS 0.0%

            DRUGS AND PHARMACEUTICALS 0.0%
  849,056   Point Biomedical Corp.
            expiring 2/16/12* *** +                                           --
                                                                      ----------
            ELECTRONICS - MEDICAL SYSTEMS 0.0%
  162,021   Zonare Medical Systems, Inc.
            expiring 6/30/11* *** +                                           --
                                                                      ----------
            MEDICAL SERVICES 0.0%
  108,439   GeneOhm Sciences, Inc.
            expiring 4/20/10* *** +                                           --
                                                                      ----------

            TOTAL WARRANTS (COST $0)                                          --
                                                                      ----------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
             SHORT-TERM INVESTMENTS 1.3%

             REPURCHASE AGREEMENT 1.3%
$4,752,000   Repurchase Agreement dated 12/30/05,
             3.30% due 1/3/06 with State Street Bank
             and Trust Co. collateralized by $4,900,000
             of United States Treasury Notes 3.875% due
             5/15/09; value: $4,851,632; repurchase
             proceeds: $4,753,742 +++
             (cost $4,752,000)                                      $  4,752,000
                                                                    ------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $4,752,000)                                         4,752,000
                                                                    ------------

             TOTAL INVESTMENTS
             (COST $301,033,848) 96.1%                               359,719,123

             OTHER ASSETS LESS LIABILITIES 3.9%                       14,518,342
                                                                    ------------

             NET ASSETS 100.0%                                      $374,237,465
                                                                    ============

             *Non-income producing.

             ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

             +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

             +++All or a portion of this security has been designated as collateral for purchase commitments (see note 7).

             ADR American Depositary Receipt.

             GDR Global Depositary Receipt.

             PIPE Private Investment in a Public Equity.

             See notes to schedules of investments.

U.S. TREASURY FUND - SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

  PRINCIPAL
   AMOUNT                                                               VALUE
  ---------                                                         ------------
               U.S. GOVERNMENT OBLIGATIONS 98.2%

$ 10,900,000   U.S. Treasury Bond, 5.25%, 11/15/28                  $ 11,888,663
  19,000,000   U.S. Treasury Bond, 5.25%, 2/15/29                     20,733,009
   6,800,000   U.S. Treasury Bond, 5.50%, 8/15/28                      7,646,015
   6,800,000   U.S. Treasury Bond, 6.125%, 11/15/27                    8,205,689
   4,300,000   U.S. Treasury Bond, 6.375%, 8/15/27                     5,326,793
   4,500,000   U.S. Treasury Bond, 6.625%, 2/15/27                     5,709,024
   5,650,000   U.S. Treasury Bond, 6.75%, 8/15/26                      7,235,531
   4,755,000   U.S. Treasury Bond, 6.875%, 8/15/25                     6,123,546
   4,930,000   U.S. Treasury Bond, 7.50%, 11/15/24                     6,703,065
  17,216,000   U.S. Treasury Strip, principal only, 11/15/21           8,249,511
  55,100,000   U.S. Treasury Strip, principal only, 8/15/25           22,274,781
 127,200,000   U.S. Treasury Strip, principal only, 11/15/27          46,647,038
                                                                    ------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $147,600,383)                                   156,742,665
                                                                    ------------
               SHORT-TERM INVESTMENTS 0.7%

               REPURCHASE AGREEMENT 0.7%
   1,105,000   Repurchase Agreement dated 12/30/05,
               3.30% due 1/3/06 with State Street Bank
               and Trust Co. collateralized by $1,120,000
               of United States Treasury Notes 4.125% due
               8/15/08; value: $1,131,200; repurchase
               proceeds: $1,105,405 (cost $1,105,000)                  1,105,000
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS
               (COST $1,105,000)                                       1,105,000
                                                                    ------------

               TOTAL INVESTMENTS
               (COST $148,705,383) 98.9%                             157,847,665

               OTHER ASSETS LESS LIABILITIES 1.1%                      1,769,562
                                                                    ------------

               NET ASSETS 100.0%                                    $159,617,227
                                                                    ============

               See notes to schedules of investments.

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS  DECEMBER 31, 2005 (UNAUDITED)

1.   ORGANIZATION

     Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of 11 series or "funds" (each a "Fund" and collectively the "Funds"). The Core Growth, Global Science & Technology, Heritage Growth, International Growth, International Opportunities, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value and Ultra Growth Funds (collectively the "Equity Funds") are non-diversified funds and the Wasatch-Hoisington U.S. Treasury Fund ("U.S. Treasury Fund") is a diversified fund. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the "Advisor") as investment advisor.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant policies related to investments of the Funds held at December 31, 2005.

     VALUATION OF SECURITIES - Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price or official closing price taken from the primary market in which each security trades. Securities traded in the over-the-counter market and listed securities for which there were no transactions are valued at the closing bid price. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short-term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight of the Board of Directors, in accordance with pricing procedures approved by the Board of Directors. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

     Additionally, a Fund's investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as SPDRs and other exchange traded funds (ETFs); and alternative market quotes on the affected securities. In addition, the Funds may use a systematic fair valuation model provided by an independent third party in certain circumstances to assist in adjusting the valuation of foreign securities.

     As of December 31, 2005, the aggregate amount of fair valued securities as a percentage of net assets for the Funds was as follows:

Core Growth Fund                   0.17%
Global Science & Technology Fund   0.98%
Heritage Growth Fund               0.51%
International Growth Fund          1.26%
International Opportunities Fund   1.60%
Micro Cap Fund                     0.62%
Micro Cap Value Fund               0.62%
Small Cap Growth Fund              1.38%
Small Cap Value Fund               3.75%
Ultra Growth Fund                  3.30%
U.S. Treasury Fund                    -

     FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments are translated into U.S. dollars using the current exchange rate prevailing on the transaction date. Transactions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory and market risks.

     INVESTMENT IN SECURITIES - Security transactions are accounted for on the trade date.

     SHORT SALES - To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security's price. If a fund shorts a security when also holding a long position in the security (a "short against the box"), as the security price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security price rises. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

     OPTIONS TRANSACTIONS - The Equity Funds may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED) market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

     REPURCHASE AGREEMENTS - The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3.   OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended December 31, 2005 were as follows:

                               OPTIONS                                                         OPTIONS
                           OUTSTANDING AT                                                  OUTSTANDING AT
                         BEGINNING OF PERIOD   WRITTEN   CLOSED   EXERCISED     EXPIRED     END OF PERIOD
                         -------------------   -------   ------   ---------   ----------   --------------
MICRO CAP VALUE FUND
   Premium                     $180,487          $--       $--      $(157)    $(180,330)         $--
   Number of contracts              946           --        --         (1)         (945)          --
SMALL CAP VALUE FUND
   Premium                     $123,745          $--       $--      $  --     $(123,745)         $--
   Number of contracts              500           --        --         --          (500)          --

4.   FEDERAL INCOME TAX INFORMATION

     As of December 31, 2005, the cost and unrealized appreciation (depreciation) of securities, excluding securities sold short, on a tax basis were as follows:

                                            GLOBAL SCIENCE                                  INTERNATIONAL
                                             & TECHNOLOGY      HERITAGE     INTERNATIONAL   OPPORTUNITIES
                         CORE GROWTH FUND        FUND        GROWTH FUND     GROWTH FUND         FUND
                         ----------------   --------------   ------------   -------------   -------------
Cost                      $1,304,732,577     $79,937,955     $292,754,672   $258,887,508     $24,967,919
                          ==============     ===========     ============   ============     ===========
Gross appreciation        $  415,840,512     $18,264,492     $ 34,384,454   $119,385,663     $ 7,795,736
Gross (depreciation)         (52,494,743)     (4,592,680)      (7,440,357)    (9,265,817)     (1,499,565)
                          --------------     -----------     ------------   ------------     -----------
Net appreciation          $  363,345,769     $13,671,812     $ 26,944,097   $110,119,846     $ 6,296,171
                          ==============     ===========     ============   ============     ===========

                                           MICRO CAP       SMALL CAP       SMALL CAP         ULTRA            U.S.
                        MICRO CAP FUND    VALUE FUND      GROWTH FUND      VALUE FUND     GROWTH FUND    TREASURY FUND
                        --------------   ------------   --------------   -------------   -------------   -------------
Cost                     $450,616,551    $ 73,629,877   $1,054,925,447   $546,593,021    $301,990,101     $148,749,763
                         ============    ============   ==============   ============    ============     ============
Gross appreciation       $152,045,850    $ 19,720,460   $  365,643,226   $182,946,941    $ 67,104,274     $  9,097,902
Gross (depreciation)      (29,046,395)     (6,215,131)     (54,381,518)   (19,307,685)     (9,375,252)              --
                         ------------    ------------   --------------   ------------    ------------     ------------
Net appreciation         $122,999,455    $ 13,505,329   $  311,261,708   $163,639,256    $ 57,729,022     $  9,097,902
                         ============    ============   ==============   ============    ============     ============

The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS  DECEMBER 31, 2005 (UNAUDITED)

5.   TRANSACTIONS WITH AFFILIATES

     If a Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the Investment Company Act of 1940. The following Funds conducted transactions during the period ended December 31, 2005 with "affiliated companies" as so defined:

                                                                                          AMOUNT OF      AMOUNT OF GAIN
                                                                                          DIVIDENDS     REALIZED ON SALE
                                                        SHARE ACTIVITY                   CREDITED TO     OF SHARES FOR
                                         -------------------------------------------   INCOME FOR THE      THE THREE
                                          BALANCE                           BALANCE     THREE MONTHS      MONTHS ENDED
                                          9/30/05    PURCHASES    SALES     12/31/05   ENDED 12/31/05       12/31/05
                                         ---------   ---------   -------   ---------   --------------   ----------------
CORE GROWTH FUND

WCA Waste Corp.                            778,075         --         --     778,075         $--           $       --
                                                                                             ---           ----------
                                                                                             $--           $       --
                                                                                             ---           ----------
MICRO CAP FUND

Advanced Power Technology, Inc.            835,495        725    836,220          --*        $--           $3,855,576
Commercial Solutions, Inc.               1,000,000         --         --   1,000,000          --                   --
Encision, Inc.                             340,000         --         --     340,000          --                   --
Enpath Medical, Inc.                       436,825         --         --     436,825          --                   --
inTEST Corp.                               528,550         --         --     528,550          --                   --
IRIDEX Corp.                               650,575         --        485     650,090          --                  814
U.S. Physical Therapy, Inc.                632,862     21,450     61,800     592,512*         --              291,206
                                                                                             ---           ----------
                                                                                             $--           $4,147,596
                                                                                             ---           ----------
SMALL CAP GROWTH FUND

AmSurg Corp.                             1,486,133         --         --   1,486,133         $--           $       --

SMALL CAP VALUE FUND

Transport Corporation of America, Inc.     392,442         --         --     392,442         $--           $       --




* No longer affiliated as of December 31, 2005.

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS  DECEMBER 31, 2005 (UNAUDITED)

6. RESTRICTED SECURITIES

     The Funds may own investments that were purchased through private placement transactions or under Rule 144A under the Securities Act of 1933 (the "Securities Act") and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight of the Board of Directors, in accordance with pricing procedures approved by the Board of Directors. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2005, the Funds held the following restricted securities:

                                                 SECURITY          ACQUISITION      ACQUISITION      FAIR        VALUE AS %
                                                   TYPE               DATE              COST         VALUE     OF NET ASSETS
                                             ---------------   ------------------   -----------   ----------   -------------
CORE GROWTH FUND

Brantley Mezzanine Finance, LLC                Common Units         9/21/04          $   60,000   $      --          --
Brantley Mezzanine Finance,
   LLC, 10.00%, 9/21/09                       Corporate Bond        9/21/04           2,940,000    2,892,000       0.17%
                                                                                     ----------   ----------       ----
                                                                                     $3,000,000   $2,892,000       0.17%

GLOBAL SCIENCE & TECHNOLOGY FUND

Acusphere, Inc.                                  Warrants      7/29/04 - 10/20/04    $       --   $       --         --
Montagu Newhall Global Partners II-B, L.P.     LP Interest     10/10/03 - 10/5/05        97,144       84,958       0.09%
Point Biomedical Corp.                           Warrants           2/16/05                  --           --         --
Point Biomedical Corp., Series F             Preferred Stock        2/16/05             150,000      120,000       0.13%
Xtera Communications, Inc., Series A-1       Preferred Stock         9/3/03               7,076        7,076       0.01%
                                                                                     ----------   ----------       ----
                                                                                     $  254,220   $  212,034       0.23%

HERITAGE GROWTH FUND

CNX Gas Corp.                                  Common Stock     8/1/05 - 9/13/05     $1,305,386   $1,636,656       0.51%

MICRO CAP FUND

DrugMax, Inc.                                    Warrants           12/1/04          $       --   $   28,540         --
Matrix Bancorp, Inc. PIPE                      Common Stock         12/2/05           3,000,100    2,744,258       0.48%
Point Biomedical Corp.                           Warrants           2/16/05                  --           --         --
Point Biomedical Corp., Series F             Preferred Stock        2/16/05           1,000,000      800,000       0.14%
                                                                                     ----------   ----------       ----
                                                                                     $4,000,100   $3,572,798       0.62%

MICRO CAP VALUE FUND

ACE Security Laminates Corp.                     Warrants           11/23/04         $       --   $       --         --
Acusphere, Inc.                                  Warrants      7/29/04 - 10/20/04            --           --         --
CorVu Corp.                                      Warrants           11/17/03                 --           --         --
DrugMax, Inc.                                    Warrants           12/1/04                  --        7,135       0.01%
Point Biomedical Corp.                           Warrants           2/16/05                  --           --         --
Point Biomedical Corp., Series F             Preferred Stock        2/16/05             200,000      160,000       0.18%
Saxon Energy Services, Inc.                      Warrants           12/22/04                 --      121,803       0.14%
WPCS International, Inc.                         Warrants           11/16/04                 --      248,949       0.29%
                                                                                     ----------   ----------       ----
                                                                                     $  200,000   $  537,887       0.62%

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED) RESTRICTED SECURITIES (continued)

                                                 SECURITY         ACQUISITION       ACQUISITION       FAIR        VALUE AS %
                                                   TYPE               DATE              COST         VALUE      OF NET ASSETS
                                             ---------------   ------------------   -----------   -----------   -------------
SMALL CAP GROWTH FUND

Elder Health, Inc., Series G                 Preferred Stock        11/1/04         $   571,428   $   571,428       0.04%
GeneOhm Sciences, Inc.                           Warrants           4/21/05                  --            --         --
GeneOhm Sciences, Inc., Series C             Preferred Stock        4/21/05           2,768,597     2,768,597       0.20%
Montagu Newhall Global Partners II-B, L.P.     LP Interest     10/10/03 - 10/5/05       971,435       849,577       0.06%
Nanosys, Inc., Series D                      Preferred Stock        11/8/05           2,000,000     2,000,000       0.15%
NXStage Medical, Inc.                         Common Stock      7/8/05 - 7/15/05      1,117,371     1,342,410       0.10%
Point Biomedical Corp.                           Warrants           2/16/05                  --            --         --
Point Biomedical Corp., Series F             Preferred Stock        2/16/05           2,000,000     1,600,000       0.12%
TargetRX, Inc., Series D                     Preferred Stock         4/8/05             769,098       769,098       0.06%
Zonare Medical Systems, Inc.                     Warrants           6/30/04                  --            --         --
Zonare Medical Systems, Inc., Series E       Preferred Stock        6/30/04           1,500,000     1,343,162       0.10%
                                                                                    -----------   -----------       ----
                                                                                    $11,697,929   $11,244,272       0.83%

SMALL CAP VALUE FUND

Brantley Mezzanine Finance, LLC                Common Units         9/21/04         $    40,000   $        --         --
Brantley Mezzanine Finance,
   LLC, 10.00%, 9/21/09                       Corporate Bond        9/21/04           1,960,000     1,928,000       0.27%
CBRE Realty Financial, Inc.                    Common Stock          6/2/05           7,125,000     7,125,000       1.00%
CNX Gas Corp.                                  Common Stock     8/1/05 - 9/13/05      5,325,321     6,832,249       0.96%
Crystal River Capital, Inc.                    Common Stock          3/9/05           7,500,000     7,500,000       1.05%
Matrix Bancorp, Inc. PIPE                      Common Stock         12/2/05           3,662,250     3,349,941       0.47%
Saxon Energy Services, Inc.                      Warrants            4/7/05                  --            --         --
                                                                                    -----------   -----------       ----
                                                                                    $25,612,571   $26,735,190       3.75%

ULTRA GROWTH FUND

Elder Health, Inc., Series G                 Preferred Stock        11/1/04         $   571,428   $   571,428       0.15%
GeneOhm Sciences, Inc.                           Warrants           4/21/05                  --            --         --
GeneOhm Sciences, Inc., Series C             Preferred Stock        4/21/05             831,372       831,372       0.22%
Montagu Newhall Global Partners II-B, L.P.     LP Interest     10/10/03 - 10/5/05       874,292       764,619       0.21%
Nanosys, Inc., Series D                      Preferred Stock        11/8/05             500,001       500,001       0.13%
NXStage Medical, Inc.                          Common Stock         8/18/04           1,500,000     1,856,706       0.50%
Ophthonix, Inc., Series C                    Preferred Stock        9/23/05             500,000       500,000       0.13%
Point Biomedical Corp.                           Warrants           2/16/05                  --            --         --
Point Biomedical Corp., Series F             Preferred Stock        2/16/05           1,500,000     1,200,000       0.32%
TargetRX, Inc., Series D                     Preferred Stock         4/8/05             230,904       230,904       0.06%
TherOx, Inc., Series I                       Preferred Stock         7/7/05             999,998       999,998       0.27%
Xtera Communications, Inc., Series A-1       Preferred Stock         9/3/03              99,065        99,065       0.03%
Zonare Medical Systems, Inc.                     Warrants           6/30/04                  --            --         --
Zonare Medical Systems, Inc., Series E       Preferred Stock        6/30/04           1,000,000       895,441       0.24%
                                                                                    -----------   -----------       ----
                                                                                    $ 8,607,060   $ 8,449,534       2.26%

PIPE Private Investment in a Public Equity

LP Limited Partnership Interest

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS  DECEMBER 31, 2005 (UNAUDITED)

7. PURCHASE COMMITMENTS

     In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2005 were $400,000, $4,000,000 and $3,600,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

     In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Elder Health, Inc., Series G Pfd. The remaining commitment amounts at December 31, 2005 were $428,572 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

     In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2005 were $1,500,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

ITEM 2.         CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.         EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.


By: /s/ Samuel S. Stewart, Jr.
    ---------------------------------
    Samuel S. Stewart, Jr.
    President (principal executive officer) of Wasatch Funds, Inc.

Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Samuel S. Stewart, Jr.
    ---------------------------------
    Samuel S. Stewart, Jr.
    President (principal executive officer) of Wasatch Funds, Inc.

Date: March 1, 2006


By: /s/ Venice F. Edwards
    ---------------------------------
    Venice F. Edwards
    Vice President/Treasurer (principal financial and accounting officer) of Wasatch Funds, Inc.

Date: March 1, 2006